  As filed with the Securities and Exchange Commission on April 30, 2002.


                                                  Registration No.   333 - 78743
                                                                     811 - 07689
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                         The One(R)Income Annuity(SM)

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                  ---------
                       Pre-Effective Amendment No.
                                                     -----

                       Post-Effective Amendment No.    6
                                                     -----


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No.    33
                                             ------


                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)




                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)




                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415


Title of Securities Being Registered:

Single Premium Immediate Variable Annuity Contracts


It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485.

 X  on May 1, 2002 pursuant to paragraph (b) of Rule 485.

---    -----------

___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.


___ on ______________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      THE ONE(R)
                                                                INCOME ANNUITYSM

                                                                  Issued Through

                                                              RETIREMENT BUILDER
                                                        VARIABLE ANNUITY ACCOUNT

                                                                              By

                                             TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2002


This prospectus and the mutual fund prospectus give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The One Income Annuity, a fixed and variable single premium immediate annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2002. Please call us at (800) 544-3152 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.


The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The immediate annuity contract has fixed and variable payment options. There are nine portfolios listed below that you can select from if you choose to receive variable payments. You can choose either variable or a combination of fixed and variable payments. You bear the investment risk if you choose variable payments.

ONE GROUP(R) INVESTMENT TRUST:

  One Group(R) Investment Trust
    Bond Portfolio
  One Group(R) Investment Trust
    Government Bond Portfolio
  One Group(R) Investment Trust
    Balanced Portfolio
  One Group(R) Investment Trust
    Large Cap Growth Portfolio
  One Group(R) Investment Trust
    Equity Index Portfolio
  One Group(R) Investment Trust
    Diversified Equity Portfolio
  One Group(R) Investment Trust
    Mid Cap Growth Portfolio
  One Group(R) Investment Trust
    Diversified Mid Cap Portfolio
  One Group(R) Investment Trust
    Mid Cap Value Portfolio

Please note that the contracts and the underlying portfolios:

..  are not bank deposits or deposits of Bank One Corporation or any of its affiliates;
..  are not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other federal or state governmental agency;
..  are not endorsed by any bank or government agency;
.. are not guaranteed to achieve their goal; and .. involve investment risk, including loss of premium.

TABLE OF CONTENTS                                                          Page

GLOSSARY OF TERMS.........................................................   3

SUMMARY...................................................................   4

EXPENSE TABLE.............................................................   7

EXAMPLES..................................................................   8

1.THE ANNUITY CONTRACT....................................................  10

2.PURCHASE................................................................  10
  Contract Issue Requirements.............................................  10
  Premium Payment.........................................................  10
  Allocation of Premium Payment...........................................  10
  Variable Annuity Units..................................................  10

3.ANNUITY PAYMENTS........................................................  11
  Annuity Payment Dates...................................................  11
  Payments Under the Contract.............................................  11
  Stabilized Payments.....................................................  11
  Variable or Combination Payments........................................  11
  Assumed Investment Return (AIR).........................................  11
  Calculation of Variable Payments........................................  12
  Payment Options.........................................................  13

4.INVESTMENT CHOICES......................................................  16
  The Separate Account....................................................  16
  Allocation Models.......................................................  16
  Transfers...............................................................  16

5.EXPENSES................................................................  17
  Separate Account Charge.................................................  17
  Expenses of the Portfolios..............................................  17
  Premium Taxes...........................................................  18
  Other Taxes.............................................................  18
  Surrender Charge........................................................  18
  Transfer Fee............................................................  18
  Initial Payment Guarantee Fee...........................................  18

6.TAXES...................................................................  18
  Annuity Contracts in General............................................  18
  Qualified Contracts.....................................................  19
  Nonqualified Contracts..................................................  19
  Taxation of Death Benefit Proceeds......................................  20
  Withholding.............................................................  20
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations...........................................................  20



                                                                            Page
  Transfers, Assignments or Exchanges of Contracts.........................  20
  Possible Tax Law Changes.................................................  20
  Diversification and Distribution Requirements............................  21

7.SURRENDERS...............................................................  21
  Surrender of Certain Only Payment Option.................................  21
  Surrender of Life With Emergency CashSM Payment Option...................  21

8.PERFORMANCE..............................................................  21

9.DEATH BENEFIT............................................................  21

10.INITIAL PAYMENT GUARANTEE...............................................  22
  Rider Fee................................................................  22
  Other Terms and Conditions...............................................  22

11.OTHER INFORMATION.......................................................  23
  Transamerica Life Insurance Company......................................  23
  The Separate Account.....................................................  23
  Voting Rights............................................................  23
  Distributor of the Contracts.............................................  23
  Variations in Contract Provisions........................................  24
  IMSA.....................................................................  24
  Delay of Payments........................................................  24
  Legal Proceedings........................................................  24
  Financial Statements.....................................................  24

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  25

APPENDIX A
  Condensed Financial Information..........................................  26

APPENDIX B
  Historical Performance Data..............................................  30

APPENDIX C
  Additional Fund Information..............................................  43

APPENDIX D
  Illustrations of Annuity Payment Values..................................  45


No one is authorized to give any information or to make any representations that are not in this prospectus and the SAI (or any sales literature approved by Transamerica). You should rely only on the information contained in these documents. The contracts are not available in all states. This prospectus is not an offer anywhere that would be unlawful.

GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 75 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--Retirement Builder Variable Annuity Account, formerly PFL Retirement Builder Variable Annuity Account.

Stabilized Payment--The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Supportable Payment--The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The number of variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day--Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY CONTRACT

The Fixed and Variable Single Premium Immediate Annuity Contract offered by Transamerica Life Insurance Company (Transamerica, we, us or our), is a contract between you, as the owner, and Transamerica, an insurance company. The contract is intended to provide a stream of income for life or for a specific period of time you select.

2. PURCHASE

You purchase this contract with a single premium. You cannot make additional premium payments. The minimum premium is $50,000, although we can accept a smaller premium with approval from our home office.

You may return your contract for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be permitted by state law. The amount of the refund will generally be the premium we receive, plus or minus the investment performance of the subaccounts to which your premium was allocated, if any. We generally will pay the refund within 7 days after we receive written notice of cancellation and the returned contract.

3. ANNUITY PAYMENTS

Annuity payments may be variable or a combination of fixed and variable. We guarantee the amount of fixed annuity payments. We generally do not, however, guarantee the amount of variable annuity payments. Variable annuity payment amounts are determined by the investment performance of the subaccounts you select. However, you can purchase an Initial Payment Guarantee to ensure a minimum payment amount.


Annuity payments may be scheduled monthly, quarterly, semiannually, or annually. We recommend using electronic funds transfer (EFT) to receive your annuity payments whenever possible.

4. INVESTMENT CHOICES

If you choose variable annuity payments you must also select one or more of the following underlying fund portfolios described in the One Group Investment Trust prospectus:


One Group Investment Trust
  Bond Portfolio
One Group Investment Trust
  Government Bond Portfolio
One Group Investment Trust
  Balanced Portfolio
One Group Investment Trust
  Large Cap Growth Portfolio
One Group Investment Trust
  Equity Index Portfolio
One Group Investment Trust
  Diversified Equity Portfolio
One Group Investment Trust
  Mid Cap Growth Portfolio
One Group Investment Trust
  Diversified Mid Cap Portfolio
One Group Investment Trust
  Mid Cap Value Portfolio

Your variable annuity payments may go up or down with the investment performance of any of the subaccounts. You bear this investment risk.


You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers).

5. EXPENSES

There is a separate account charge of 1.15% annually of average daily net assets if you allocate $50,000 or more to variable annuity payments; if you allocate less than $50,000 to variable annuity payments the separate account charge is 1.35% annually. This charge will not increase and does not apply to fixed annuity payments.

In some states, a charge for applicable premium taxes ranging from 0% to 3.5% is deducted from the premium when paid.

If you surrender from a Certain Only payment option within the first nine years, we will deduct a surrender charge of up to 7% of the premium payment surrendered. If you surrender from a Life with Emergency CashSM payment option within the first four years, we will deduct a surrender charge of up to 4% of the premium payment surrendered. Surrenders are not allowed under any other payment options.

There is an extra charge if you elect the optional Initial Payment Guarantee.

Managed fees and other expenses are deducted from the portfolios' assets.

6. TAXES

You are taxed on the part of your annuity payment considered income. Annuity payments from nonqualified contracts may be considered partly a return of your investment in the contract so that part of each payment would not be taxable as income. Annuity payments from qualified contracts are, in many cases, considered as all taxable income.


7. SURRENDERS

You do not have access to your money and cannot surrender any of your contract unless you select either the Certain Only payment option or Life with Emergency CashSM payment option. No other payment option allows surrenders. If you choose the Certain Only payment option you may surrender the present value of the remaining payments (less any applicable surrender charge). If you choose the Life with Emergency CashSM payment option, we will provide you with a Life with Emergency CashSM benefit schedule that will allow you to determine how much is available to surrender (before deducting any applicable surrender charge). The minimum amount you may surrender is $2,500.

Surrenders may have adverse tax consequences. You should consult with your tax advisor before requesting a surrender.

8. PERFORMANCE

The amount of your variable annuity payments will vary up or down depending upon the investment performance of the subaccounts you choose. We provide historical, or past, performance information for the portfolios in Appendix B and in the Statement of Additional Information. This data does not indicate future performance.

9. DEATH BENEFIT

Some payment options provide a death benefit in the event the annuitant dies after annuity payments begin or if an owner or annuitant dies before annuity payments begin.

10. INITIAL PAYMENT GUARANTEE

The Initial Payment Guarantee is an optional rider that is available to you. Your variable annuity payments will never be less than the initial variable annuity payment.


The charge for this rider is 0.75% annually if you select the 3.5% assumed investment return (AIR) and 1.35% annually if you select the 5.0% AIR.

11. OTHER INFORMATION

This section of the prospectus contains information on:

..  Transamerica Life Insurance Company
..  The Separate Account
..  Voting Rights
..  Distributor of the Contracts
..  IMSA
..  Delay of Payments
..  Legal Proceedings

State Variations. Certain provisions of the contracts may be different than the general description in this prospectus. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specifc information that may be applicable to your state.

12. INQUIRIES


If you need more information, please contact our Administrative and Services Office at:


  Transamerica Life Insurance Company


  Variable Annuity Department


  4333 Edgewood Road N.E.


  P.O. Box 3183


  Cedar Rapids, IA 52406-3183


  (800) 544-3152

                                EXPENSE TABLE *
-------------------------------------------------------------------------------


                                        Separate Account Annual Expenses (as a
  Contract Owner Transaction Expenses     percentage of average net assets)



-----------------------------------------
Sales Load charged to premium....    None
Annual Contract Administration
 Charge..........................    None
Transfer Fee (for transfers in
 excess of 6 in any contract
 year)(/1/)......................  $0-$15
Maximum Surrender Charge (as a %
 of premium payments surrendered)
..   Life with Emergency Cash/SM/
    payment option...............      4%
..  Other Life Contingent payment
   options.......................     N/A
..   Certain Only payment option..      7%
Initial Payment Guarantee
 (optional)......................
..   3.5% AIR                        0.75%
..   5.0% AIR                        1.35%

Separate Account Charge:
Mortality and Expense Risk
 Charge.....................  1.20%
(This charge is 1.00% if you
allocate $50,000 or more to
variable annuity payments)
Administration Charge.......  0.15%
                              -----
Total.......................  1.35%

-------------------------------------------------------------------------------

                        Portfolio Annual Expenses(/2/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)


-------------------------------------------------------------------------------
                                                                     Total
                                            Management  Other      Portfolio
  Portfolio                                    Fees    Expenses Annual Expenses
-------------------------------------------------------------------------------
  Bond Portfolio(/3/)......................   0.57%     0.18%        0.75%
  Government Bond Portfolio................   0.45%     0.17%        0.62%
  Balanced Portfolio.......................   0.70%     0.17%        0.87%
  Large Cap Growth Portfolio...............   0.65%     0.16%        0.81%
  Equity Index Portfolio...................   0.30%     0.20%        0.50%
  Diversified Equity Portfolio.............   0.74%     0.18%        0.92%
  Mid Cap Growth Portfolio.................   0.65%     0.17%        0.82%
  Diversified Mid Cap Portfolio(/3/).......   0.72%     0.23%        0.95%
  Mid Cap Value Portfolio(/3/).............   0.73%     0.22%        0.95%

 * The expenses herein are only applicable to premium payments allocated to variable annuity payments.
(/1/) There is currently no charge for any transfers, although Transamerica reserves the right to charge $15 for each transfer in excess of six per year.

(/2/) The fee table information relating to the portfolios is for the year
      2001 and was provided to Transamerica by One Group Administrative Services, Inc., the administrator for One Group Investment Trust, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Future expenses may be higher or lower than these expenses.


(/3/) Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management Fee, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers for the Bond Portfolio, the Diversified Mid Cap Portfolio and the Mid Cap Value Portfolio would have been: 0.60%, 0.18%, 0.78%; 0.74%, 0.23%, 0.97%; and 0.74%, 0.22%, 0.96%,
      respectively.

EXAMPLES -- TABLE A

The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 2001, and the following assumptions:


..  a $1,000 investment (and, therefore, a 1.35% separate account charge);

..  a 5.0% annual return on assets;

..  monthly payments;

..  a 3.5% AIR (the expenses using a 5.0% AIR will be no greater than with the
   3.5%);
..  there are no premium taxes;

..  there are no transfers;

..  no optional payment guarantee is elected;

..  the entire premium is allocated to each subaccount; and

..  the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)


                                   30 Year Certain Only Annuity
-------------------------------------------------------------------------------
                        The contract is not
                            surrendered           The contract is surrendered
-------------------------------------------------------------------------------
                            3              10                             10
  Subaccounts      1 Year Years  5 Years  Years  1 Year 3 Years 5 Years  Years
-------------------------------------------------------------------------------
  Bond
   Portfolio.....  $20.56 $60.11 $ 97.48 $132.60 $90.56 $120.11 $137.48 $132.60
-------------------------------------------------------------------------------
  Government Bond
   Portfolio.....  $19.31 $56.52 $ 91.77 $124.99 $89.31 $116.52 $131.77 $124.99
-------------------------------------------------------------------------------
  Balanced
   Portfolio.....  $21.71 $63.40 $102.70 $139.55 $91.71 $123.40 $142.70 $139.55
-------------------------------------------------------------------------------
  Large Cap
   Growth
   Portfolio.....  $21.14 $61.75 $100.09 $136.08 $91.14 $121.75 $140.09 $136.08
-------------------------------------------------------------------------------
  Equity Index
   Portfolio.....  $18.16 $53.19 $ 86.47 $117.90 $88.16 $113.19 $126.47 $117.90
-------------------------------------------------------------------------------
  Diversified
   Equity
   Portfolio.....  $22.19 $64.77 $104.87 $142.43 $92.19 $124.77 $144.87 $142.43
-------------------------------------------------------------------------------
  Mid Cap Growth
   Portfolio.....  $21.24 $62.03 $100.53 $136.66 $91.24 $122.03 $140.53 $136.66
-------------------------------------------------------------------------------
  Diversified Mid
   Cap
   Portfolio.....  $22.48 $65.99 $106.17 $144.16 $92.48 $125.59 $146.17 $144.16
-------------------------------------------------------------------------------
  Mid Cap Value
   Portfolio.....  $22.48 $65.59 $106.17 $144.16 $92.48 $125.59 $146.17 $144.16





                             Single Life Annuity with Emergency CashSM
-------------------------------------------------------------------------------
                         The contract is not
                             surrendered           The contract is surrendered
-------------------------------------------------------------------------------
                             3              10             3              10
  Subaccounts       1 Year Years  5 Years  Years  1 Year Years  5 Years  Years
-------------------------------------------------------------------------------
  Bond Portfolio..  $20.53 $59.85 $ 96.67 $130.80 $50.53 $69.85 $ 96.67 $130.80
-------------------------------------------------------------------------------
  Government Bond
   Portfolio......  $19.30 $56.31 $ 91.05 $123.35 $49.30 $66.31 $ 91.05 $123.35
-------------------------------------------------------------------------------
  Balanced
   Portfolio......  $21.69 $63.14 $101.87 $137.70 $51.69 $73.14 $101.87 $137.70
-------------------------------------------------------------------------------
  Large Cap Growth
   Portfolio......  $21.13 $61.55 $ 99.35 $134.36 $51.13 $71.55 $ 99.35 $134.36
-------------------------------------------------------------------------------
  Equity Index
   Portfolio......  $18.14 $52.98 $ 85.77 $116.31 $48.14 $62.98 $ 85.77 $116.31
-------------------------------------------------------------------------------
  Diversified
   Equity
   Portfolio......  $22.16 $64.49 $104.00 $140.52 $52.16 $74.49 $104.00 $140.52
-------------------------------------------------------------------------------
  Mid Cap Growth
   Portfolio......  $21.22 $61.81 $ 99.76 $134.91 $51.22 $71.81 $ 99.76 $134.91
-------------------------------------------------------------------------------
  Diversified Mid
   Cap Portfolio..  $22.45 $65.32 $105.31 $142.25 $52.45 $75.32 $105.31 $142.25
-------------------------------------------------------------------------------
  Mid Cap Value
   Portfolio......  $22.45 $65.32 $105.31 $142.25 $52.45 $75.32 $105.31 $142.25

EXAMPLES -- TABLE B

The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 2001, and the following assumptions:


.. a $1,000 investment (and, therefore, a 1.35% separate account charge); .. a 5.0% annual return on assets;
..  monthly payments;
..  a 5.0% AIR;
..  there are no premium taxes;
..  there are no transfers;

..  the Initial Payment Guarantee is elected;

.. the entire premium is allocated to each subaccount; and .. the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)



                                               30 Year Certain Only Annuity
--------------------------------------------------------------------------------------------
                                   The contract is not
                                       surrendered             The contract is surrendered
--------------------------------------------------------------------------------------------
                                                       10                              10
  Subaccounts                 1 Year 3 Years 5 Years  Years  1 Year  3 Years 5 Years  Years
--------------------------------------------------------------------------------------------
  Bond Portfolio............  $33.22 $ 94.94 $150.65 $200.67 $103.22 $154.94 $190.65 $200.67
--------------------------------------------------------------------------------------------
  Government Bond
   Portfolio................  $32.01 $ 91.58 $145.49 $194.03 $102.01 $151.58 $185.49 $194.03
--------------------------------------------------------------------------------------------
  Balanced Portfolio........  $34.34 $ 98.02 $155.37 $206.75 $104.34 $158.02 $195.37 $206.75
--------------------------------------------------------------------------------------------
  Large Cap Growth
   Portfolio................  $33.78 $ 96.48 $153.01 $203.72 $103.78 $156.48 $193.01 $203.72
--------------------------------------------------------------------------------------------
  Equity Index Portfolio....  $30.88 $ 88.47 $140.70 $187.83 $100.88 $148.47 $180.70 $187.83
--------------------------------------------------------------------------------------------
  Diversified Equity
   Portfolio................  $34.81 $ 99.30 $157.33 $209.26 $104.81 $159.30 $197.33 $209.26
--------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio..  $33.87 $ 96.74 $153.41 $204.22 $103.87 $156.74 $193.41 $204.22
--------------------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio................  $35.08 $100.07 $158.50 $210.76 $105.08 $160.07 $198.50 $210.76
--------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio...  $35.08 $100.07 $158.50 $210.76 $105.08 $160.07 $198.50 $210.76




                                       Single Life Annuity with Emergency CashSM
------------------------------------------------------------------------------------------
                                   The contract is not
                                       surrendered           The contract is surrendered
------------------------------------------------------------------------------------------
                                       3              10                             10
  Subaccounts                 1 Year Years  5 Years  Years  1 Year 3 Years 5 Years  Years
------------------------------------------------------------------------------------------
  Bond Portfolio............  $33.19 $94.52 $149.31 $197.81 $63.19 $104.52 $149.31 $197.81
------------------------------------------------------------------------------------------
  Government Bond
   Portfolio................  $31.97 $91.16 $144.17 $191.22 $61.97 $101.16 $144.17 $191.22
------------------------------------------------------------------------------------------
  Balanced Portfolio........  $34.31 $97.59 $153.98 $203.80 $64.31 $107.59 $153.98 $203.80
------------------------------------------------------------------------------------------
  Large Cap Growth
   Portfolio................  $33.75 $96.06 $151.66 $200.82 $63.75 $106.06 $151.66 $200.82
------------------------------------------------------------------------------------------
  Equity Index Portfolio....  $30.85 $88.05 $139.40 $185.06 $60.85 $ 98.05 $139.40 $185.09
------------------------------------------------------------------------------------------
  Diversified Equity
   Portfolio................  $34.75 $98.81 $155.85 $206.18 $64.75 $108.81 $155.85 $206.18
------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio..  $33.85 $96.32 $152.05 $201.33 $63.85 $106.32 $152.05 $201.33
------------------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio................  $35.02 $99.55 $156.97 $207.61 $65.02 $109.55 $156.97 $207.61
------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio...  $35.02 $99.55 $156.97 $207.61 $65.02 $109.55 $156.97 $207.61


The above tables will assist you in understanding the costs and expenses of the contract and the underlying funds that you will bear, directly or indirectly. The expense table assumes that your entire premium is allocated to the separate account; therefore, it reflects expenses of the separate account as well as the underlying portfolios.

The tables do not reflect any deductions for taxes. Any applicable premium taxes are deducted from the premium when you buy the contract.

The examples are not a representation of past or future expenses. Actual expenses may be more or less than those shown.

1. THE ANNUITY CONTRACT

This prospectus describes The One Income Annuity. This is a single premium immediate annuity contract offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. You choose the frequency of these payments and the first payment date.

You can use the contract to provide periodic payments over your lifetime or some other specific period of time you select.

The contract is "fixed and variable" because you can allocate your premium between fixed and variable annuity payments. The amount of the fixed annuity payments will not vary and are guaranteed by Transamerica. The amount of the variable annuity payments can vary depending on the investment performance of your investment choices.

It is a "single premium" contract because you purchase it with a single premium. You cannot pay additional premiums.

The contract is an "immediate" contract because the annuity payments generally begin within 30 days and must begin within one year.

2. PURCHASE

Contract Issue Requirements

Transamerica will not issue a contract unless:

.. Transamerica receives all information needed to issue the contract; and .. Transamerica receives your entire single premium payment.

Premium Payment

The minimum premium for a contract is $50,000. Amounts less than $50,000 may be accepted with approval from our home office. You cannot make additional premium payments.

We apply your premium to the contract within two business days after receipt (at our Administrative and Service Office) of both the premium and all necessary information. If the information is incomplete, we will request the necessary information. If the information is not provided within five days, we will return the premium unless you allow us to keep it until the necessary information is completed.

The date we credit the premium and issue the contract is called the contract issue date. On the contract issue date, we allocate the premium (net of any premium tax deduction) as you specify.

You should make the check for your premium payment payable only to Transamerica Life Insurance Company and send it to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the contract.

Allocation of Premium Payment

We will invest the amount of your premium that you allocate to the subaccount(s) on the contract issue date. You must allocate percentages that are whole numbers, not fractions. Your allocations must equal 100% and you must allocate at least $50,000 to variable annuity payments, although we can accept a smaller allocation with approval from our home office.

Variable Annuity Units

The portion of your premium allocated to the subaccounts will be used to purchase variable annuity units. We will determine the number of variable annuity units based upon:

.. the premium reduced by any premium taxes, .. the annuitant's age and sex (and the age and sex of the secondary annuitant, if any),
..  the payment option you choose,
.. the frequency of payments you choose, .. the AIR you choose,
..  the first payment date, and
..  the variable annuity unit value of the subaccount(s) you initially select.

The number of variable annuity units allocated to each subaccount will change if you transfer among the subaccounts, transfer from variable to fixed annuity payments or receive cash through a surrender (if allowed). If you choose a joint and survivor payment option and benefits are reduced due to the death of one of the annuitants, the number of variable annuity units will be reduced at that time. Additionally, with stabilized payments the number of your variable annuity units will be adjusted on each contract anniversary.

3. ANNUITY PAYMENTS

Annuity Payment Dates

We provide annuity payments to the payee on each payment date. You select either a monthly, quarterly, semiannual or annual payment frequency when you purchase the contract. Payments will generally be made by electronic funds transfer. Other disbursement options may be available, if we approve. The first payment date is typically 30 days after we receive the entire single premium and must be within one year of the contract issue date. All subsequent payment dates will generally be on the same day of the month as the first payment date.

Payments Under the Contract

We usually make payments within seven days of the payment date or receipt of all applicable written notices and/or proofs of death.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. Uncashed variable annuity payments will not participate in the performance of the portfolios. Each payee is responsible for keeping us informed of their current address of record.

Stabilized Payments

You will receive variable annuity payments that are "stabilized" or held constant during each contract year, unless you elect at the time of purchase to receive non-stabilized variable annuity payments where each payment will go up or down to reflect investment performance. With stabilized payments, your payment amount will only go up or down to reflect investment performance on an annual basis. Please note that stabilized payments do not include any amounts allocated to fixed payments.

During the first contract year each stabilized payment will equal the initial variable annuity payment. On each contract anniversary, a new stabilized payment will be determined (based on the investment performance of the subaccounts you selected) and you will be notified of the new stabilized payment amount for the upcoming contract year.

See the Statement of Additional Information for a more detailed discussion of stabilized payments and changes in the number of variable annuity units credited to your contract and an illustration showing hypothetical changes in the number of variable annuity units.

Variable or Combination Payments

You allocate your premium between fixed and variable payments under a payment option when you buy the contract. You may choose all variable or a combination of fixed and variable annuity payments.

Any portion of your premium allocated to a fixed payment option will always remain allocated to fixed annuity payments. However, you may transfer from variable annuity payments to fixed annuity payments at any time.

If you choose a combination of fixed and variable annuity payments, a portion of your annuity payments will be fixed and a portion will vary. We will guarantee the dollar amount of any fixed portion of each annuity payment; however, the amount of the variable annuity payments will depend upon the investment experience of the underlying portfolios and is not guaranteed.

Under some joint and survivor payment options, the annuity payments decrease upon the death of the annuitant or secondary annuitant (as described for payment options 5, 6, 8, 9, and 13) whether they are fixed or variable.

Assumed Investment Return (AIR)

The assumed investment return you choose is used in the calculation of variable annuity payments.

IF:
.. the performance of the applicable subaccounts after all expenses is equal to the AIR;

THEN:
..  the variable annuity payments will remain constant.

IF:
..  the performance of the subaccounts after all expenses exceeds the AIR;
THEN:
..  the variable annuity payments will increase.

IF:
..  the performance of the subaccounts after all expenses is less than the AIR;
THEN:
..  the variable annuity payments will decrease.

You choose either a 3.5% AIR or a 5% AIR.

IF:
..  you choose a 5% AIR instead of a 3.5% AIR;
THEN:
.. you will receive a higher initial payment; and .. payments will increase less during periods of good investment performance
   (i.e., when investment performance exceeds the AIR) and decrease more during periods of poor investment performance (i.e., when investment performance is below the AIR).

IF:
..  you choose a 3.5% AIR instead of a 5% AIR;
THEN:
.. you will receive a lower initial payment; and .. payments will increase more during periods of good investment performance
   (i.e., when investment performance exceeds the AIR) and decrease less during periods of poor investment performance (i.e., when investment performance is below the AIR).

See Appendix D for an illustration of the difference in the two AIRs.

Calculation of Variable Payments

The stabilized payment is calculated on each contract anniversary. The amount of the payment is determined by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. The number of variable annuity units is adjusted to reflect the year to date difference between stabilized payments and non-stabilized payments. This calculation is performed for each subaccount and the sum of the subaccounts will equal the amount of your stabilized variable annuity payment.

Non-stabilized payments are calculated in accordance with the payment frequency you have chosen.

The variable annuity unit value in a particular subaccount on any valuation day is equal to:
..  the variable annuity unit value for that subaccount on the immediately preceding valuation day; multiplied by
..  the net investment factor for that subaccount for the valuation period;
   multiplied by
..  the daily factor for the valuation period.

The net investment factor used to calculate the variable annuity unit value for each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:
..  the net asset value of a portfolio share held in that subaccount determined as of the end of the current valuation period, plus
.. the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
.. a per share credit or charge for any taxes reserved for, which we determine to have resulted from the investment operation of the subaccount.

(b) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge and any applicable rider charge (shown in the contract specifications section of the contract).

The daily factor for the valuation period (the period of time beginning at the close of business each valuation day and ending at the close of business on the next valuation day) is a discount factor that reflects the AIR. Please refer to the Statement of Additional Information.

Payment Options

You select the payment option and the number of guaranteed years, if any. You cannot change the payment option and guarantee period after we issue the contract. Please note that generally you can only select one payment option. We currently offer the options described below.

The dollar amount of each variable annuity payment will depend on the investment performance of the portfolio(s) you select. The dollar amount will also depend on the payment option you select (it may be different for each of the various payment options). The number of annuity payments may depend on how long the annuitant or a secondary annuitant, if any, lives. It is possible that the sum of annuity payments received may be less than the premium (except for option 10--Life Annuity with Premium Refund Payments).

1. Certain Only Annuity. This option provides annuity payments for a guaranteed period (20-30 years). You choose the guaranteed period. If the annuitant dies prior to the last guaranteed payment date, we will either:
.. continue payments as they become due; or .. pay the present value of the remaining payments in a lump sum to the beneficiary when we receive due proof of the annuitant's death.

If the lump sum death benefit is chosen, and the payments under this option are variable, the present value of the remaining payments is calculated as of the date we receive due proof of the annuitant's death, using the AIR you chose when the contract was issued. If the payments under this option are fixed, the value of the remaining payments is calculated using Transamerica's declared interest rates in effect at the time the contract was purchased.

No additional payments will be made under this option if the annuitant dies after all the guaranteed payments have been made.

If you choose the Certain Only payment option and you have stabilized payments, then your final stabilized payment will equal the current supportable payment at that time.

Under this option, you can make full or partial surrenders from the contract prior to the last payment date. The amount you surrender must be at least $2500.

A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences.

You should consult a tax advisor before requesting a full or partial surrender.

2. Single Life Annuity. This option provides annuity payments for the annuitant's lifetime, no matter how long that may be. The final payment will be the payment made immediately prior to the death of the annuitant. No additional payments will be made after the annuitant dies.

With this option there is the risk that only one (or a few) annuity payment will be made if the annuitant dies shortly after the payments begin.

No surrenders are permitted under this option.

3. Single Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5 to 30 years) or for the life of the annuitant, whichever is later. The final annuity payment will be the later of either the last guaranteed payment or the scheduled annuity payment immediately prior to the annuitant's death. If the annuitant dies prior to the last guaranteed payment date, we will make payments to the beneficiary when we receive due proof of the annuitant's death. No additional payments will be made if the annuitant dies after all guaranteed payments have been made.

No surrenders are permitted under this option.

4. 100% Joint and Survivor Life Annuity. This option provides annuity payments for the annuitant and the secondary annuitant's lifetimes. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. Annuity payments stop when both the annuitant and the secondary annuitant die.

No surrenders are permitted under this option.

5. Joint and Survivor Life Annuity with Reduced Annuity Payments to the
   --------------------------------------------------------------------
Secondary Annuitant. This option is similar to option 4 above, except that
-------------------
annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant. The final annuity payment will be the one made immediately before the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

6. Joint and Last Survivor Life Annuity. This option provides annuity payments
   ------------------------------------
for the annuitant's and secondary annuitant's lifetimes. Payments are higher while both annuitants are living and decrease upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the one made immediately before the death of the last surviving annuitant. No additional annuity payments will be made after the death of both annuitants.

Upon the first death, the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

7. 100% Joint and Survivor Life Annuity with Period Certain. This option
   --------------------------------------------------------
provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed payments have been made.

If both annuitants die prior to the last guaranteed payment date, we will continue to make guaranteed payments to the beneficiary as they become due for the remainder of the guaranteed period.

No surrenders are permitted under this option.

8. Joint and Survivor Life Annuity with Period Certain and Reduced Annuity
   -----------------------------------------------------------------------
Payments to the Secondary Annuitant. This option is similar to option 7 above,
-----------------------------------
except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant and after the guaranteed period. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed annuity payments have been made.

If the annuitant dies before the secondary annuitant and after the guaranteed period, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

9. Joint and Last Survivor Life Annuity with Period Certain. This option
   --------------------------------------------------------
provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. Payments are higher while both annuitants are living and decrease after the guarantee period upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

Upon the first death after the guaranteed period (or the end of the guaranteed period if the first death occurred prior thereto), the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

10. Life Annuity with Premium Refund Payment. This option provides annuity
    ----------------------------------------
payments for the annuitant's lifetime. The final annuity payment will be either the payment made immediately prior to the annuitant's death or the premium refund benefit.

We will pay the premium refund benefit to the beneficiaries if, at the date of the annuitant's death, the sum of all the annuity payments made is less than the premium. The premium refund benefit will be the premium less the sum of the previously distributed variable and fixed annuity payments.

No surrenders are permitted under this option.

11. Single Life Annuity with Emergency Cash/SM/. This option provides annuity
    ---------------------------------------
payments for the annuitant's lifetime. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency Cash/SM/ benefit will continue through age 100 of the annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the annuitant.

For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS age limitation (determined at the contract issue date).

12. Joint and Survivor Life Annuity with Emergency Cash/SM/. This option
    ------------------------------------------------------
provides annuity payments to the annuitant and the secondary annuitant while both are living. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency Cash/SM/ benefit will continue through age 100 of the younger of the annuitant and the secondary annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the last annuitant.

For qualified contracts the death benefit ceases at the date of the IRS joint age limitation (determined at the contract issue date.)

13. Joint and Survivor Life Annuity with Emergency Cash/SM/ and Reduced Annuity
    ---------------------------------------------------------------------------
Payments to the Secondary Annuitant. This option is similar to option 12 above,
-----------------------------------
except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. Likewise, the Life with Emergency CashSM benefit amount that is available to surrender and available as a death benefit will be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

Other payment options may be made available.

PLEASE NOTE CAREFULLY IF:
..  you choose a Single Life Annuity, 100% Joint and Survivor Life Annuity,
   Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant, or Joint and Last Survivor Annuity; and
..  the annuitant(s) dies before the due date of the second annuity payment;
THEN:
..  we may make only the one payment.

Please also note that the federal income tax laws may limit your payment options where the contract is used as a qualified contract.

4. INVESTMENT CHOICES

The Separate Account

The separate account currently consists of nine subaccounts.

The subaccounts invest in shares of the nine portfolios of the One Group Investment Trust. Banc One Investment Advisors, an indirect subsidiary of Bank One Corporation, provides investment advice for all of the underlying portfolios offered through this contract. The following subaccounts are currently offered:

One Group Investment Trust
  Bond Portfolio
One Group Investment Trust
  Government Bond Portfolio
One Group Investment Trust
  Balanced Portfolio
One Group Investment Trust
  Large Cap Growth Portfolio
One Group Investment Trust
  Equity Index Portfolio
One Group Investment Trust
  Diversified Equity Portfolio
One Group Investment Trust
  Mid Cap Growth Portfolio
One Group Investment Trust
  Diversified Mid Cap Portfolio
One Group Investment Trust
  Mid Cap Value Portfolio

The general public may not purchase shares of these underlying portfolios. The investment objectives and policies of the portfolios are similar to the investment objectives and policies of other portfolios that are managed by Banc One Investment Advisors. The portfolios are not the same funds as the other portfolios, are smaller than the other portfolios, and have different performance, fees and expenses than the other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio is managed by Banc One Investment Advisors.

Detailed information about the underlying portfolios may be found in the current prospectus for the One Group Investment Trust. It includes a description of each portfolio's investment objectives, policies, and strategies. The One Group Investment Trust prospectus is attached to this prospectus. You should read the prospectus for the One Group Investment Trust carefully before you invest.

Allocation Models

Investment allocation models are offered in connection with this product at no charge. The models may or may not achieve any desired goals or protect against a loss. See the Statement of Additional Information for further information about the models.

See Appendix C for Additional Fund Information.

Transfers

Transfers are made using the variable annuity unit values for the end of the day when we receive your request (that is, at the end of the valuation period during which we receive your request).

We reserve the right to impose transfer charges.

The percent of the allocation in each subaccount will change over time with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

Market Timing. The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on a portfolio's operations, or if a portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


The portfolios do not permit market timing. Do not invest with us if you are a market timer.


Transfers Among Subaccounts. You may transfer amounts among subaccounts by
---------------------------
telephoning us or by providing us with a notice you have signed or an electronic notice that gives us the facts that we need.

Transfers from Variable to Fixed Payments. You may transfer all or a part of
-----------------------------------------
the value of variable annuity payments to fixed annuity payments by telephoning us or providing us with a notice you have signed or an electronic notice that gives us the facts that we need. If you transfer from variable annuity payments to fixed annuity payments, the payment option for fixed annuity payments will be a continuation of the payment option under which the variable annuity payments were being made, or a continuation of the fixed payment option that may already exist.

For example, if you received variable annuity payments for two years under a 10 Year Certain and Life Option and elect to transfer to fixed annuity payments, your payment option would be an 8 Year Certain and Life Option. If your variable payment option is Life with Emergency Cash/SM/, you will receive a separate Life with Emergency Cash/SM/ benefit schedule for your fixed payments.

Transfers from variable to fixed annuity payments may have tax consequences. You should consult a tax advisor before making a transfer from variable to fixed annuity payments.

Transfers from Fixed to Variable Payments. You may not transfer from fixed to
-----------------------------------------
variable annuity payments.

5. EXPENSES

There are charges and expenses associated with your contract.

Separate Account Charges

A daily charge is deducted from the assets of each subaccount for our assumption of mortality and expense risks, and our administration expenses. If the amount you allocate to variable annuity payments is less than $50,000, a daily mortality and expense risk charge will be deducted at an effective annual rate of 1.20%; otherwise, the mortality and expense risk charge will be 1.00%.

An administration expense charge will also be deducted daily from the assets of each subaccount at an effective annual rate of 0.15%. We guarantee that the mortality and expense risk and administrative charges will never increase.

The mortality risk arises from our obligation to provide annuity income for your life (and the life of the secondary annuitant, if any) no matter how long that might be. The expense risk results from our obligation to cover the cost of issuing and administering the contracts, no matter how long we may incur such cost or how large that cost may be. The administration expense charge is for administering the contracts. We may earn a profit from the separate account charge (and expect to do so). Any profit can be used for distribution expenses or for any other purpose.

Expenses of the Portfolios

The portfolios are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the portfolios underlying the subaccounts, and therefore affects the variable annuity unit value.

Premium Taxes

Some states charge a premium tax based on the amount of your premium. State premium taxes currently range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you live in a place that has premium taxes, any amount needed to provide for the applicable premium taxes is deducted from your premium. We allocate the remainder of your premium to the subaccounts and/or to the purchase of fixed annuity payments.

Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that may be incurred due to the contracts or the separate account. Currently, we do not charge for any other taxes.

Surrender Charge

If you select a Certain Only payment option, you may surrender all or a portion of your contract. For Certain Only variable annuity payments, the surrender charges only apply during the first nine years, according to the following schedule:

                                                            Surrender Charge
  Number of Years Since                                    (as a percentage of
  Premium Payment Date                                          premium)
------------------------------------------------------------------------------
           0-1                                                      7%
------------------------------------------------------------------------------
           1-2                                                      7%
------------------------------------------------------------------------------
           2-3                                                      6%
------------------------------------------------------------------------------
           3-4                                                      6%
------------------------------------------------------------------------------
           4-5                                                      5%
------------------------------------------------------------------------------
           5-6                                                      4%
------------------------------------------------------------------------------
           6-7                                                      3%
------------------------------------------------------------------------------
           7-8                                                      2%
------------------------------------------------------------------------------
           8-9                                                      1%
------------------------------------------------------------------------------
        9 or more                                                   0%

For Certain Only fixed annuity payments, there is a 2% surrender charge in the calculation of the surrender value.

If you select the Life with Emergency Cash/SM/ payment option, you may also surrender all or a portion of your contract. The surrender charges apply only during the first four years for the Life with Emergency Cash/SM/ payment option, according to the following schedule:

    Number of Years                                         Surrender Charge
         Since                                             (as a percentage of
  Premium Payment Date                                          premium)
------------------------------------------------------------------------------
          0-1                                                      4%
------------------------------------------------------------------------------
          1-2                                                      3%
------------------------------------------------------------------------------
          2-3                                                      2%
------------------------------------------------------------------------------
          3-4                                                      1%
------------------------------------------------------------------------------
       4 or more                                                   0%

Transfer Fee

There is currently no charge for transfers. We reserve the right to charge $15 for each transfer over six per contract year (all transfers made simultaneously will be treated as a single request).

Initial Payment Guarantee Fee

If you elect the Initial Payment Guarantee, there is a daily rider fee of 0.75% annually of the daily net asset value for the 3.5% AIR and a daily rider fee of 1.35% annually of the daily net asset value for the 5.0% AIR.


6. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Generally you will not be taxed on your annuity contract until you take the money out, either as a surrender or as an annuity payment. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract--qualified or nonqualified.

Qualified Contracts

Qualified contracts are issued in connection with Individual Retirement Annuities (IRAs); Tax-Sheltered Annuities made available to employees of certain public school systems and tax-exempt organizations (403(b) plans); corporate and self-employed individually sponsored Pension, Profit Sharing and H.R. 10 Plans (401(a) Plans).


Surrenders and Annuity Payments. Generally, surrenders and annuity payments
-------------------------------
from qualified contracts are subject to federal income tax, and in most states, to state income tax. The amount of any distribution attributable to after-tax contributions is not subject to federal income tax.

The Internal Revenue Code also provides that surrenders may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:
..  paid on or after the taxpayer reaches age 59 1/2;
..  paid after the taxpayer dies;
..  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code); or
.. paid in a series of substantially equal payments made at least annually for the life or life expectancy of the annuitant or joint annuitant.

There may be other reasons or circumstances that allow a surrender in your particular situation to be exempt from the 10% penalty. You should consult your legal counsel or tax adviser if you are considering purchasing or requesting surrenders from a qualified contract.

Distribution Restrictions. Code section 403(b)(11) restricts the distribution under section 403(b) plans of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. The contract should be purchased as part of a 403(b) plan only if one of the distribution events described above has occurred.


Required Distributions. The Code requires that qualified contract distributions generally must begin by the owner's "required beginning date" and must be made in a specified form or minimum annual amount. For 401(a) and 403(b) plans, the required beginning date is the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs, the required beginning date is the April 1 of the calendar year following the calendar year in which the owner reaches age 70 1/2.


Nonqualified Contracts

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Annuity Payments. Generally, the annuity payments from a nonqualified contract
----------------
include both a return of premium and interest or investment gain. Accordingly, only a portion of the annuity payments you receive will be includable in your gross income and subject to federal income tax and state income tax, where applicable. However, when the entire premium has been recovered or returned, the full amount of any additional annuity payments is includable in gross income.

Currently capital gains tax rates are not applicable to annuities.

If, after the contract issue date, annuity payments stop because an annuitant died, any premium that has not been recovered is generally allowable as a deduction for your last taxable year.

Surrenders. In a recent ruling, the Internal Revenue Service indicated that
----------
part of a partial surrender from an immediate annuity on or after the annuity starting date might be excludable from income. In prior rulings, however, the IRS had concluded that the entire amount of such a partial surrender from a non-qualified contract was taxable as ordinary income. Transamerica currently intends to report amounts received under such a partial surrender in accordance with the IRS's most recent ruling. Given the uncertainty in this area, your should consult a tax adviser regarding the tax consequences to you of a partial surrender. If you fully surrender your contract, the amount that is taxable is the excess of the amount distributed to you over the unrecovered investment in the contract. You should consult a tax advisor before partially or fully surrendering your contract.

The Internal Revenue Code also provides that surrenders may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:
..   paid on or after the taxpayer reaches age 59 1/2;
..   paid after an owner dies;
..   paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..   paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; or
..   which come from premium payments made prior to August 14, 1982.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:
..   if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
..   if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income.

Withholding


Distributions from contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from 401(a) plans and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as minimum distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or beneficiary who is not also the owner or the selection of certain annuity commencement dates, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, or selection, should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for a nonqualified contract to be treated as an annuity contract. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the Statement of Additional Information. Transamerica may modify the contract to attempt to maintain favorable tax treatment.

7. SURRENDERS

You may not surrender any portion of a contract unless either the Certain Only or Life with Emergency Cash/SM/ payment option is selected. No other payment option allows surrenders. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. Surrenders may have adverse tax consequences and a surrender charge may apply. If you do not specify which investment option(s) the surrender should come out of, then it will be taken out pro rata from your existing allocations. You should consult with your tax advisor before requesting a full or partial surrender.

Surrender of Certain Only Payment Option

For Certain Only fixed annuity payments the surrender value is 98% of the present value of the remaining payments (using the original interest rate used to determine the fixed payment). For Certain Only variable annuity payments, the surrender value is the present value of future payments (using the AIR you chose when the contract was issued) less any applicable surrender charge. For information concerning the calculation of the present value of future payments, please refer to the Statement of Additional Information.


Surrender of Life with Emergency Cash/SM/ Payment Option

If you select the Life with Emergency Cash/SM/ payment option, we will provide you with a Life with Emergency Cash/SM/ benefit schedule that will allow you to estimate how much is available to surrender (before deducting any applicable surrender charge).

8. PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising. The performance information is based on adjusted historical investment experience of the subaccounts and the underlying portfolios and does not indicate or represent future performance.

Total returns of the subaccounts may be advertised. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

If any owner dies before the first annuity payment, the premium we receive (plus or minus investment performance) will be paid as a death benefit. More information on how we pay it is in the Statement of Additional Information.

If an owner, who may or may not also be an annuitant, dies on or after the annuity starting date, we will pay the remaining portion of the annuity payments due under the contract, if any, in the same manner and frequency (at least as rapidly) as under the method of distribution used before such owner's death.

Death Benefits under Payment Options 10, 11, 12, and 13 will be paid in a lump sum.

If the deceased owner's surviving spouse is the sole successor owner, then on such owner's death such surviving spouse may elect to become the sole owner under the contract and to continue the contract as his or her own.

If a non-natural person is named as an owner, then the primary annuitant, as defined in the Code, shall be treated as an owner solely for the purposes of the distribution at death rules. The entire interest in the contract must be distributed upon the annuitant's death, if the annuitant dies prior to the first payment date.

If the deceased owner was also the annuitant, then the beneficiary is entitled to the proceeds described above in this section (unless the deceased owner's surviving spouse is the sole successor owner). If no person is named as the beneficiary, the owner's estate shall be deemed the beneficiary.

Note carefully. In instances where the owner's estate is deemed to be the
--------------
successor owner or beneficiary, it may be necessary to open a probate estate in order to exercise ownership rights to, or receive death proceeds from, the contract. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we have received written notice of the trust as a successor owner or beneficiary prior to the owner's death, that trust may not exercise ownership rights to, or receive death proceeds from, the contract.

In all events, non-qualified distributions upon the death of an owner will comply with section 72(s) of the Code.


10. INITIAL PAYMENT GUARANTEE

You may only elect to purchase the Initial Payment Guarantee at the time you purchase your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee. If you do not purchase this payment guarantee you will receive non-guaranteed stabilized payments unless you elect otherwise.


The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.


With the Initial Payment Guarantee, you receive stabilized payments that are guaranteed to never be less than the initial payment (i.e., the guaranteed payment).


Rider Fee

There is a charge for the Initial Payment Guarantee. This fee is reflected in the amount of the annuity payments that you receive if you select either payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.


The payment guarantee is available with the 3.5% AIR or the 5.0% AIR. If you select the 3.5% AIR, the Initial Payment Guarantee fee is equal to an annual rate of 0.75% of the daily net asset value in the subaccounts. If you select the 5.0% AIR, the Initial Payment Guarantee fee is equal to an annual rate of 1.35% of the daily net asset value in the subaccounts.


Other Terms and Conditions

You can only purchase the Initial Payment Guarantee when you purchase your contract. You cannot add or delete this payment guarantee after you purchase your contract.


You cannot elect this payment guarantee unless you choose one of the four investment allocation models.

Termination. The Initial Payment Guarantee is irrevocable.


The Initial Payment Guarantee may vary by state and may not be available in all states.

11. OTHER INFORMATION

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It sells life and health insurance and annuity contracts. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 1996. The separate account receives and currently invests the premium payments under the contracts that are allocated to it for investment only in shares of One Group Investment Trust. Detailed information about the One Group Investment Trust portfolios is contained in the prospectus that is attached to this prospectus. You should read the prospectus for each of the underlying portfolios of the One Group Investment Trust before you invest.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. The obligations to pay the benefits due under the contract are Transamerica's responsibility.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

Voting Rights

Transamerica will vote all shares of the underlying portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, if it is determined that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

AFSG Securities Corporation is the principal underwriter of the contracts. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD). It was incorporated in Pennsylvania in 1986.


Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

..  The administrative charge;
..  The surrender charge;
..  The mortality and expense risk fee;
..  Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and
.. Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Variations in Contract Provisions

Certain provisions of the contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your contract for variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Delay of Payments

Transamerica may delay any payments from the separate account if:

..  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or .. an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
..  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from and within the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer fixed annuity payments for up to six months.

If a check has been submitted as the premium, we have the right to defer any payments until the check has been honored.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

Financial Statements

The financial statements and schedules of Transamerica and the subaccounts are in the Statement of Additional Information.

                       TABLE OF CONTENTS OF THE STATEMENT
                           OF ADDITIONAL INFORMATION

Glossary of Terms
The Contract-General Provisions
Federal Tax Matters
Investment Experience
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Historical Performance Data
Legal Matters
Independent Auditors
Other Information
Financial Statements

For a free copy of the Statement of Additional Information please call us at
(800) 544-3152 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183.

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION*

The equivalent accumulation unit values and the number of variable equivalent accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

The mortality and expense risk charge is 1.20% for allocations of less than $50,000 to variable annuity payments and the Initial Payment Guarantee is not elected.


                (Total Separate Account Annual Expenses: 1.35%)


                               Equivalent
                            Accumulation Unit      Equivalent      Number of Equivalent
                                Value at       Accumulation Unit       Accumulation
                            Beginning of Year Value at End of Year Units at End of Year
---------------------------------------------------------------------------------------
  Bond Portfolio
   2001...................      $1.089298          $1.170917            1,000.000
   2000...................      $0.983938          $1.089298            1,000.000
   1999...................      $1.000000          $0.983938            1,000.000
---------------------------------------------------------------------------------------
  Government Bond
   Portfolio
   2001...................      $1.088617          $1.149760            1,000.000
   2000...................      $0.985060          $1.088617            1,000.000
   1999...................      $1.000000          $0.985060            1,000.000
---------------------------------------------------------------------------------------
  Balanced Portfolio
   2001...................      $1.025495          $0.975640            1,000.000
   2000...................      $1.022401          $1.025495            1,000.000
   1999...................      $1.000000          $1.022401            1,000.000
---------------------------------------------------------------------------------------
  Large Cap Growth
   Portfolio
   2001...................      $0.840396          $0.660997            1,000.000
   2000...................      $1.105506          $0.840396            1,000.000
   1999...................      $1.000000          $1.105506            1,000.000
---------------------------------------------------------------------------------------
  Equity Index Portfolio
   2001...................      $0.952185          $0.823529            1,000.000
   2000...................      $1.066075          $0.952185            1,000.000
   1999...................      $1.000000          $1.066075            1,000.000
---------------------------------------------------------------------------------------
  Diversified Equity
   Portfolio
   2001...................      $0.980033          $0.864253            1,000.000
   2000...................      $1.038497          $0.980033            1,000.000
   1999...................      $1.000000          $1.038497            1,000.000
---------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio
   2001...................      $1.176232          $1.036855            1,000.000
   2000...................      $1.126849          $1.176232            1,000.000
   1999...................      $1.000000          $1.126849            1,000.000
---------------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio
   2001...................      $1.263738          $1.196551            1,000.000
   2000...................      $1.072241          $1.263738            1,000.000
   1999...................      $1.000000          $1.072241            1,000.000
---------------------------------------------------------------------------------------
  Mid Cap Value Portfolio
   2001...................      $1.293917          $1.337830            1,000.000
   2000...................      $1.025179          $1.293917            1,000.000
   1999...................      $1.000000          $1.025179            1,000.000


* For financial reporting purposes, "Equivalent Accumulation Unit Value" and "Equivalent Accumulation Units" are used. These Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used in the calculation of annuity payments, nor may they be used to establish any other contract values.

  The mortality and expense risk charge is 1.20% for allocations of less than $50,000 to variable annuity payments and the Initial Payment Guarantee charge is 0.75% (3.5% AIR).

                (Total Separate Account Annual Expenses: 2.10%)


                               Equivalent
                            Accumulation Unit      Equivalent      Number of Equivalent
                                Value at       Accumulation Unit       Accumulation
                            Beginning of Year Value at End of Year Units at End of Year
---------------------------------------------------------------------------------------
  Bond Portfolio
   2001...................      $1.080886          $1.153287            33,560.641
   2000...................      $0.983535          $1.080886            32,104.364
   1999...................      $1.000000          $0.983535             1,000.000
---------------------------------------------------------------------------------------
  Government Bond
   Portfolio
   2001...................      $1.080212          $1.132461            33,900.805
   2000...................      $0.984659          $1.080212            32,052.861
   1999...................      $1.000000          $0.984659             1,000.000
---------------------------------------------------------------------------------------
  Balanced Portfolio
   2001...................      $1.017569          $0.960941            10,847.211
   2000...................      $1.021979          $1.017569             9,849.243
   1999...................      $1.000000          $1.021979             1,000.000
---------------------------------------------------------------------------------------
  Large Cap Growth
   Portfolio
   2001...................      $0.833897          $0.651027            42,948.994
   2000...................      $1.050550          $0.833897            23,227.905
   1999...................      $1.000000          $1.050550             1,000.000
---------------------------------------------------------------------------------------
  Equity Index Portfolio
   2001...................      $0.944827          $0.811112            49,657.414
   2000...................      $1.065642          $0.944827            31,868.132
   1999...................      $1.000000          $1.065642             1,000.000
---------------------------------------------------------------------------------------
  Diversified Equity
   Portfolio
   2001...................      $0.972461          $0.851240            69,738.602
   2000...................      $1.038078          $0.972461            44,292.895
   1999...................      $1.000000          $1.038078             1,000.000
---------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio
   2001...................      $1.167121          $1.021203            40,813.128
   2000...................      $1.126389          $1.167121            25,173.244
   1999...................      $1.000000          $1.126389             1,000.000
---------------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio
   2001...................      $1.253976          $1.178526            29,857.717
   2000...................      $1.071804          $1.253976            20,708.350
   1999...................      $1.000000          $1.071804             1,000.000
---------------------------------------------------------------------------------------
  Mid Cap Value Portfolio
   2001...................      $1.283914          $1.317669            33,444.779
   2000...................      $1.024752          $1.283914            27,153.120
   1999...................      $1.000000          $1.024752             1,000.000

 The mortality and expense risk charge is 1.00% for allocations over $50,000 to variable annuity payments and the Initial Payment Guarantee is not elected.

                (Total Separate Account Annual Expenses: 1.15%)


                               Equivalent
                            Accumulation Unit      Equivalent      Number of Equivalent
                                Value at       Accumulation Unit       Accumulation
                            Beginning of Year Value at End of Year Units at End of Year
---------------------------------------------------------------------------------------
  Bond Portfolio
   2001...................      $1.092489          $1.176676            1,000.000
   2000...................      $0.984871          $1.092489            1,000.000
   1999...................      $1.000000          $0.984871            1,000.000
---------------------------------------------------------------------------------------
  Government Bond
   Portfolio
   2001...................      $1.091801          $1.155415            1,000.000
   2000...................      $0.985998          $1.091801            1,000.000
   1999...................      $1.000000          $0.985998            1,000.000
---------------------------------------------------------------------------------------
  Balanced Portfolio
   2001...................      $1.028493          $0.980433            1,000.000
   2000...................      $1.023372          $1.028493            1,000.000
   1999...................      $1.000000          $1.023372            1,000.000
---------------------------------------------------------------------------------------
  Large Cap Growth
   Portfolio
   2001...................      $0.842853          $0.664247            1,000.000
   2000...................      $1.106550          $0.842853            1,000.000
   1999...................      $1.000000          $1.106550            1,000.000
---------------------------------------------------------------------------------------
  Equity Index Portfolio
   2001...................      $0.945973          $0.827582            1,000.000
   2000...................      $1.067088          $0.945973            1,000.000
   1999...................      $1.000000          $1.067088            1,000.000
---------------------------------------------------------------------------------------
  Diversified Equity
   Portfolio
   2001...................      $0.982904          $0.868510            1,000.000
   2000...................      $1.039485          $0.982904            1,000.000
   1999...................      $1.000000          $1.039485            1,000.000
---------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio
   2001...................      $1.179652          $1.041942            1,000.000
   2000...................      $1.127916          $1.179652            1,000.000
   1999...................      $1.000000          $1.127916            1,000.000
---------------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio
   2001...................      $1.267439          $1.202446            1,000.000
   2000...................      $1.073258          $1.267439            1,000.000
   1999...................      $1.000000          $1.073258            1,000.000
---------------------------------------------------------------------------------------
  Mid Cap Value Portfolio
   2001...................      $1.297703          $1.344419            1,000.000
   2000...................      $1.026151          $1.297703            1,000.000
   1999...................      $1.000000          $1.026151            1,000.000

 The mortality and expense risk charge is 1.00% for allocations over $50,000 to variable annuity payments and the Initial Payment Guarantee charge is 0.75%
                                (3.5% AIR).

                (Total Separate Account Annual Expenses: 1.90%)


                               Equivalent
                            Accumulation Unit      Equivalent      Number of Equivalent
                                Value at       Accumulation Unit       Accumulation
                            Beginning of Year Value at End of Year Units at End of Year
---------------------------------------------------------------------------------------
  Bond Portfolio
   2001...................      $1.083309          $1.158159            828,925.355
   2000...................      $0.983818          $1.083309            306,762.261
   1999...................      $1.000000          $0.983818              1,000.000
---------------------------------------------------------------------------------------
  Government Bond
   Portfolio
   2001...................      $1.082618          $1.137232            836,757.342
   2000...................      $0.984940          $1.082618            306,669.343
   1999...................      $1.000000          $0.984940              1,000.000
---------------------------------------------------------------------------------------
  Balanced Portfolio
   2001...................      $1.019857          $0.965013            156,279.664
   2000...................      $1.022275          $1.019857             69,683.566
   1999...................      $1.000000          $1.022275              1,000.000
---------------------------------------------------------------------------------------
  Large Cap Growth
   Portfolio
   2001...................      $0.835769          $0.653780            795,304.759
   2000...................      $1.105371          $0.835769            290,516.875
   1999...................      $1.000000          $1.105371              1,000.000
---------------------------------------------------------------------------------------
  Equity Index Portfolio
   2001...................      $0.946948          $0.814542            920,587.832
   2000...................      $1.065947          $0.946948            387,743.134
   1999...................      $1.000000          $1.065947              1,000.000
---------------------------------------------------------------------------------------
  Diversified Equity
   Portfolio
   2001...................      $0.974643          $0.854829          1,357,049.437
   2000...................      $1.038369          $0.974643            590,951.765
   1999...................      $1.000000          $1.038369              1,000.000
---------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio
   2001...................      $1.169742          $1.025520            752,877.346
   2000...................      $1.126710          $1.169742            323,025.457
   1999...................      $1.000000          $1.126710              1,000.000
---------------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio
   2001...................      $1.256779          $1.183492            506,899.938
   2000...................      $1.072106          $1.256779            293,594.675
   1999...................      $1.000000          $1.072106              1,000.000
---------------------------------------------------------------------------------------
  Mid Cap Value Portfolio
   2001...................      $1.286789          $1.323231            603,213.037
   2000...................      $1.025048          $1.286789            381,101.589
   1999...................      $1.000000          $1.025048              1,000.000

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

The yield of a subaccount of the separate account for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract, and they assume you do not elect the optional Initial Payment Guarantee. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular contract. To the extent that any or all of a premium tax, rider fee, and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information.


Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee (1.20%) and the administrative charges (0.15%). Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. These figures do not reflect any rider fee.


                                  TABLE 1


                   STANDARD AVERAGE ANNUAL TOTAL RETURNS


                       30 Year Certain Only Annuity


---------------------------------------------------------------------------------------
                                                      Inception of the
                            1 Year Ended 5 Year Ended  Subaccount to      Subaccount
  Subaccount                  12/31/01     12/31/01       12/31/01      Inception Date
---------------------------------------------------------------------------------------
  Bond Portfolio..........      0.36%        N/A            4.86%      November 8, 1999
---------------------------------------------------------------------------------------
  Government Bond Portfo-
   lio....................     (1.50%)       N/A            3.96%      November 8, 1999
---------------------------------------------------------------------------------------
  Balanced Portfolio......    (12.11%)       N/A           (4.02%)     November 8, 1999
---------------------------------------------------------------------------------------
  Large Cap Growth Portfo-
   lio....................    (28.73%)       N/A          (20.94%)     November 8, 1999
---------------------------------------------------------------------------------------
  Equity Index Portfolio..    (20.84%)       N/A          (11.74%)     November 8, 1999
---------------------------------------------------------------------------------------
  Diversified Equity Port-
   folio..................    (19.13%)       N/A           (9.59%)     November 8, 1999
---------------------------------------------------------------------------------------
  Mid Cap Growth Portfo-
   lio....................    (19.32%)       N/A           (0.49%)     November 8, 1999
---------------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio..............    (12.68%)       N/A            6.53%      November 8, 1999
---------------------------------------------------------------------------------------
  Mid Cap Value Portfo-
   lio....................     (3.84%)       N/A           12.16%      November 8, 1999

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the contract is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the Initial Payment Guarantee.


                                  TABLE 2


                 NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS


                       30 Year Certain Only Annuity


-------------------------------------------------------------------------------------------
                                                          Inception of the
                               One Year      Five Year     Subaccount to      Subaccount
  Subaccount                Ended 12/31/01 Ended 12/31/01     12/31/01      Inception Date
-------------------------------------------------------------------------------------------
  Bond Portfolio..........       7.54%          N/A             7.62%      November 8, 1999
-------------------------------------------------------------------------------------------
  Government Bond
   Portfolio..............       5.67%          N/A             6.74%      November 8, 1999
-------------------------------------------------------------------------------------------
  Balanced Portfolio......      (4.94%)         N/A            (0.97%)     November 8, 1999
-------------------------------------------------------------------------------------------
  Large Cap Growth
   Portfolio..............     (21.56%)         N/A           (17.14%)     November 8, 1999
-------------------------------------------------------------------------------------------
  Equity Index Portfolio..     (13.66%)         N/A            (8.38%)     November 8, 1999
-------------------------------------------------------------------------------------------
  Diversified Equity
   Portfolio..............     (11.96%)         N/A            (6.32%)     November 8, 1999
-------------------------------------------------------------------------------------------
  Mid Cap Growth
   Portfolio..............     (12.16%)         N/A             2.47%      November 8, 1999
-------------------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio..............      (5.51%)         N/A             9.26%      November 8, 1999
-------------------------------------------------------------------------------------------
  Mid Cap Value
   Portfolio..............       3.33%          N/A            14.73%      November 8, 1999


Adjusted Historical Performance Data


The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the contracts. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by all fees and charges under the contract, as if the contract had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the contract at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the contract is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional rider.


                                  TABLE 3


 Hypothetical (Adjusted Historical) Average Annual Total Returns (Periods Ended
                            December 31, 2001)


        30 Year Certain Only Annuity (The contract is surrendered)


------------------------------------------------------------------------------
                                                                Corresponding
                                                     10 Year      Portfolio
  Portfolio                         1 Year  5 Year or Inception Inception Date
------------------------------------------------------------------------------
  Bond Portfolio(/1/).............    0.36%    N/A     5.30%     May 1, 1997
------------------------------------------------------------------------------
  Government Bond Portfolio.......  (1.50%)  4.65%     5.37%    August 1, 1994
------------------------------------------------------------------------------
  Balanced Portfolio.............. (12.11%)  7.87%     9.32%    August 1, 1994
------------------------------------------------------------------------------
  Large Cap Growth Portfolio...... (28.73%)  8.46%    11.36%    August 1, 1994
------------------------------------------------------------------------------
  Equity Index Portfolio.......... (20.84%)    N/A   (0.84%)     May 1, 1998
------------------------------------------------------------------------------
  Diversified Equity
   Portfolio(/1/)................. (19.13%)  4.88%     9.47%    March 30, 1995
------------------------------------------------------------------------------
  Mid Cap Growth Portfolio........ (19.32%) 15.69%    14.92%    August 1, 1994
------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio(/1/)................. (12.68%)  9.30%    12.25%    March 30, 1995
------------------------------------------------------------------------------
  Mid Cap Value Portfolio(/1/)....  (3.84%)    N/A     6.39%     May 1, 1997


                                  TABLE 4


 Hypothetical (Adjusted Historical) Average Annual Total Returns (Periods Ended
                            December 31, 2001)


   30 Year Certain Only Annuity (The contract cannot be surrendered or is not surrendered)


------------------------------------------------------------------------------
                                                                Corresponding
                                                     10 Year      Portfolio
  Portfolio                         1 Year  5 Year or Inception Inception Date
------------------------------------------------------------------------------
  Bond Portfolio(/1/).............    7.54%    N/A     6.28%     May 1, 1997
------------------------------------------------------------------------------
  Government Bond Portfolio.......    5.67%  5.40%     5.60%    August 1, 1994
------------------------------------------------------------------------------
  Balanced Portfolio..............  (4.94%)  8.55%     9.51%    August 1, 1994
------------------------------------------------------------------------------
  Large Cap Growth Portfolio...... (21.56%)  9.14%    11.53%    August 1, 1994
------------------------------------------------------------------------------
  Equity Index Portfolio.......... (13.66%)    N/A     0.98%     May 1, 1998
------------------------------------------------------------------------------
  Diversified Equity
   Portfolio(/1/)................. (11.96%)  5.64%     9.80%    March 30, 1995
------------------------------------------------------------------------------
  Mid Cap Growth Portfolio........ (12.16%) 16.20%    15.05%    August 1, 1994
------------------------------------------------------------------------------
  Diversified Mid Cap
   Portfolio(/1/).................  (5.51%)  9.94%    12.53%    March 30, 1995
------------------------------------------------------------------------------
  Mid Cap Value Portfolio(/1/)....    3.33%    N/A     7.35%     May 1, 1997
------------------------------------------------------------------------------
  +  Ten Year Date


(/1/)The Average Annual Total Returns and Corresponding Portfolio Inception
     Dates reflect that the One Group Investment Trust Bond Portfolio, the One Group Investment Trust Diversified Equity Portfolio, the One Group Investment Trust Diversified Mid Cap Portfolio, and the One Group Investment Trust Mid Cap Value Portfolio, respectively, are the accounting successors to the Pegasus Variable Bond Fund, Pegasus Variable Growth and Value Fund, the Pegasus Variable Mid-Cap Opportunity Fund, and the Pegasus Variable Intrinsic Value Fund, respectively.

Hypothetical Payout Performance Data


The following graphs show how your annuity payments can fluctuate based on past investment performance (net of all charges) of the portfolios through December 31, 2001. The information presented includes periods prior to the inception date of the subaccounts. Transamerica did not sell the contracts prior to the subaccount inception date, and therefore, the graphs illustrate what annuity payments might have been under a contract had one existed during the years shown.


The graphs are based on the adjusted historical performance of the portfolios, which means that the 1.35% separate account charge and the actual net expenses of each portfolio, are reflected in the graph for each portfolio. The graphs do not reflect any premium tax or Initial Payment Guarantee charge.


Each graph shows the effect that the portfolio's investment performance would have had on the value of an annuity unit and, thus, the value of an annuity payment if a contract with an AIR of 3.5%, providing an initial monthly annuity payment of $500.00, was purchased on the date the portfolio commenced operations. Each graph assumes that the entire premium of the hypothetical contract was allocated to the subaccount being illustrated. Each graph also assumes monthly variable payments (not stabilized payments) and that the optional payment guarantee was not elected. Annuity payments increase for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is higher than the AIR, and decreases for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is lower than the AIR. The premium necessary for an initial monthly annuity payment of $500.00 will vary depending on the age and sex of the annuitant (and secondary annuitant, if any), the payment option and the first annuity payment date. For example, suppose that a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500.00 of an initial monthly variable annuity payment beginning on the contract issue date with a life only payment option. If there is no secondary annuitant, no guarantee period and he chooses a 3.5% AIR, the premium needed would be $87,722.43. If the purchaser were female, the premium necessary would be $96,979.22. This is because females have a longer life expectancy than males.


The monthly payments depicted in the graphs are not based on actual contracts. They are based on adjusted historical performance results of the portfolios and are not projections or indications of future results. Transamerica does not guarantee and does not suggest that any subaccount or contract issued by Transamerica will generate these or similar average monthly payments for any period of time. The graphs are for illustration purposes only and do not represent future variable annuity payments or future investment returns. Variable annuity payments under a real contract may be more or less than those forming the basis for the monthly payments shown in these graphs, if the actual returns of the portfolios selected by you are different from the adjusted historical returns of the portfolios. It is very likely that a portfolio's investment performance will fluctuate over time; therefore, you can expect that your variable annuity payments will fluctuate. The total amount of variable annuity payments ultimately received will depend upon the payment option selected by you.

BOND PORTFOLIO

Chart Specifications:
..  3.5% AIR
..  $500 initial monthly annuity payment
..  Portfolio inception date--May 1, 1997**


                      Monthly Payment Amounts                       Adjusted Historical
    Year                  at End of Years                           Annual Total Return*
----------------------------------------------------------------------------------------
    1994                        N/A                                           N/A
----------------------------------------------------------------------------------------
    1995                        N/A                                           N/A
----------------------------------------------------------------------------------------
    1996                        N/A                                           N/A
----------------------------------------------------------------------------------------
    1997                       $524                                           N/A
----------------------------------------------------------------------------------------
    1999                       $509                                       (2.89%)
----------------------------------------------------------------------------------------
    2000                       $545                                        10.71%
----------------------------------------------------------------------------------------
    2001                       $566                                         7.54%


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Bond Portfolio, adjusted to reflect the 1.35% separate account charge.


** The performance information and portfolio inception date reflect that the One Group Investment Trust Bond Portfolio is the accounting successor to the Pegasus Variable Bond Fund.

GOVERNMENT BOND PORTFOLIO




Chart Specifications:
..  3.5% AIR
..  $500 initial monthly annuity payment
..  Portfolio inception date--August 1, 1994


           Monthly Payment Amounts              Adjusted Historical
Year           at End of Years                  Annual Total Return*
--------------------------------------------------------------------
1994                 $486                               N/A
--------------------------------------------------------------------
1995                 $540                              15.14%
--------------------------------------------------------------------
1996                 $529                               1.31%
--------------------------------------------------------------------
1997                 $553                               8.20%
--------------------------------------------------------------------
1998                 $566                               5.89%
--------------------------------------------------------------------
1999                 $532                              (2.70%)
--------------------------------------------------------------------
2000                 $568                              10.51%
--------------------------------------------------------------------
2001                 $579                               5.67%


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Government Bond Portfolio, adjusted to reflect the 1.35% separate account charge.

BALANCED PORTFOLIO

[GRAPH]

Chart Specifications:
..  3.5% AIR
..  $500 initial monthly annuity payment
..  Portfolio inception date--August 1, 1994


    Year              Monthly Payment Amounts                       Adjusted Historical
                          at End of Years                           Annual Total Return*
----------------------------------------------------------------------------------------
    1994                       $484                                          N/A
----------------------------------------------------------------------------------------
    1995                       $556                                        19.09%
----------------------------------------------------------------------------------------
    1996                       $594                                        10.43%
----------------------------------------------------------------------------------------
    1997                       $696                                        21.48%
----------------------------------------------------------------------------------------
    1998                       $790                                        17.51%
----------------------------------------------------------------------------------------
    1999                       $814                                         6.68%
----------------------------------------------------------------------------------------
    2000                       $789                                         0.30%
----------------------------------------------------------------------------------------
    2001                       $725                                        (4.94%)


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Balanced Portfolio, adjusted to reflect the 1.35% separate account charge.

LARGE CAP GROWTH PORTFOLIO

@finact:[53805.eft]53805g.eft

Chart Specifications:
..  3.5% AIR
..  $500 initial monthly annuity payment
..  Portfolio inception date--August 1, 1994


    Year              Monthly Payment Amounts                       Adjusted Historical
                          at End of Years                           Annual Total Return*
----------------------------------------------------------------------------------------
    1994                      $  493                                          N/A
----------------------------------------------------------------------------------------
    1995                      $  583                                       22.49%
----------------------------------------------------------------------------------------
    1996                      $  649                                       15.12%
----------------------------------------------------------------------------------------
    1997                      $  816                                       30.20%
----------------------------------------------------------------------------------------
    1998                      $1,099                                       39.42%
----------------------------------------------------------------------------------------
    1999                      $1,353                                       27.47%
----------------------------------------------------------------------------------------
    2000                      $  994                                      (23.98%)
----------------------------------------------------------------------------------------
    2001                      $  755                                      (21.56%)


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Large Cap Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

EQUITY INDEX PORTFOLIO



                              [Chart Appears Here]

Chart Specifications:
..  3.5% AIR
..  $500 initial monthly annuity payment
..  Portfolio inception date--May 1, 1998


                       Monthly Payment Amounts                       Adjusted Historical
     Year                  at End of Years                           Annual Total Return*
-----------------------------------------------------------------------------------------
     1994                        N/A                                           N/A
-----------------------------------------------------------------------------------------
     1995                        N/A                                           N/A
-----------------------------------------------------------------------------------------
     1996                        N/A                                           N/A
-----------------------------------------------------------------------------------------
     1997                        N/A                                           N/A
-----------------------------------------------------------------------------------------
     1998                       $535                                           N/A
-----------------------------------------------------------------------------------------
     1999                       $618                                         19.42%
-----------------------------------------------------------------------------------------
     2000                       $533                                        (10.68%)
-----------------------------------------------------------------------------------------
     2001                       $445                                        (13.66%)
-----------------------------------------------------------------------------------------


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Equity Index Portfolio, adjusted to reflect the 1.35% separate account charge.

DIVERSIFIED EQUITY PORTFOLIO



                             Chart Specifications:

Chart Specifications:
.. 3.5% AIR
..  $500 initial monthly annuity payment
..  Portfolio inception date--March 30, 1995**


                          Monthly Payment                             Adjusted Historical
    Year              Amounts at End of Years                         Annual Total Return*
------------------------------------------------------------------------------------------
    1994                        N/A                                             N/A
------------------------------------------------------------------------------------------
    1995                       $567                                             N/A
------------------------------------------------------------------------------------------
    1996                       $642                                           17.23%
------------------------------------------------------------------------------------------
    1997                       $777                                           25.11%
------------------------------------------------------------------------------------------
    1998                       $837                                           11.59%
------------------------------------------------------------------------------------------
    1999                       $871                                            7.60%
------------------------------------------------------------------------------------------
    2000                       $794                                           (5.63%)
------------------------------------------------------------------------------------------
    2001                       $676                                          (11.96%)
------------------------------------------------------------------------------------------


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Diversified Equity Portfolio, adjusted to reflect the 1.35% separate account charge.


** The performance information and portfolio inception date reflect that the One Group Investment Trust Diversified Equity Portfolio is the accounting successor to the Pegasus Variable Growth and Value Fund.

MID CAP GROWTH PORTFOLIO




Chart Specifications:
..  3.5% AIR
..  $500 initial monthly annuity payment
..  Portfolio inception date--August 1, 1994


                       Monthly Payment Amounts                       Adjusted Historical
     Year                  at End of Years                           Annual Total Return*
-----------------------------------------------------------------------------------------
     1994                       $475                                         N/A
-----------------------------------------------------------------------------------------
     1995                       $562                                        22.42%
-----------------------------------------------------------------------------------------
     1996                       $620                                        14.13%
-----------------------------------------------------------------------------------------
     1997                       $767                                        28.10%
-----------------------------------------------------------------------------------------
     1998                      $1,016                                       36.99%
-----------------------------------------------------------------------------------------
     1999                      $1,214                                       23.67%
-----------------------------------------------------------------------------------------
     2000                      $1,224                                       4.38%
-----------------------------------------------------------------------------------------
     2001                      $1,042                                      (12.16%)


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Mid Cap Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

DIVERSIFIED MID CAP PORTFOLIO


Chart Specifications:
..  3.5% AIR
..  $500 initial monthly annuity payment
.. Portfolio inception date--March 30, 1995**


                       Monthly Payment Amounts                       Adjusted Historical
     Year                  at End of Years                           Annual Total Return*
-----------------------------------------------------------------------------------------
     1994                        N/A                                          N/A
-----------------------------------------------------------------------------------------
     1995                       $534                                          N/A
-----------------------------------------------------------------------------------------
     1996                       $634                                        22.87%
-----------------------------------------------------------------------------------------
     1997                       $765                                        24.96%
-----------------------------------------------------------------------------------------
     1998                       $765                                         3.50%
-----------------------------------------------------------------------------------------
     1999                       $806                                         8.95%
-----------------------------------------------------------------------------------------
     2000                       $917                                        17.86%
-----------------------------------------------------------------------------------------
     2001                       $839                                        (5.51%)


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Diversified Mid Cap Portfolio, adjusted to reflect the 1.35% separate account charge.


** The performance information and portfolio inception date reflect that the One Group Investment Trust Diversified Mid Cap Portfolio is the accounting successor to the Pegasus Variable Mid-Cap Opportunity Fund.

MID CAP VALUE PORTFOLIO

                         @finact:[53805.eft]53805i.eft
Chart Specifications:
..  3.5% AIR
..$500 initial monthly annuity payment
..Portfolio inception date--May 1, 1997**


                       Monthly Payment Amounts                       Adjusted Historical
     Year                  at End of Years                           Annual Total Return*
-----------------------------------------------------------------------------------------
     1994                        N/A                                          N/A
-----------------------------------------------------------------------------------------
     1995                        N/A                                          N/A
-----------------------------------------------------------------------------------------
     1996                        N/A                                          N/A
-----------------------------------------------------------------------------------------
     1997                       $566                                          N/A
-----------------------------------------------------------------------------------------
     1998                       $522                                         4.61%
-----------------------------------------------------------------------------------------
     1999                       $488                                         3.23%
-----------------------------------------------------------------------------------------
     2000                       $595                                        26.21%
-----------------------------------------------------------------------------------------
     2001                       $595                                         3.33%


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the One Group Investment Trust Mid Cap Value Portfolio, adjusted to reflect the 1.35% separate account charge.


** The performance information and portfolio inception date reflect that the One Group Investment Trust Mid Cap Value Portfolio is the accounting successor to the Pegasus Variable Intrinsic Value Fund.

                                   APPENDIX C

                          ADDITIONAL FUND INFORMATION

Banc One Investment Advisors Corporation is the investment advisor for the underlying portfolios of One Group Investment Trust and is a registered investment advisor under the Investment Advisors Act of 1940. Banc One Investment Advisors is an indirect wholly-owned subsidiary of Bank One Corporation. It makes the day-to-day investment decisions for the portfolios and continuously reviews, supervises and administers each portfolio's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the One Group Investment Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable, and retirement accounts. Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each portfolio.

There is no assurance that any of the portfolios will achieve its investment objective.

The One Group Investment Trust prospectus should be read carefully before any decision is made concerning the allocation of the premium to a particular subaccount.

An investment in the separate account, or in any portfolio, is not insured or guaranteed by the U.S. government or any government agency.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other mutual funds that may be managed by Banc One Investment Advisors. The investment results of the portfolios, however, may differ from the results of such other mutual funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment advisor or manager.

Addition, Deletion, or Substitution of Investments. We cannot and do not
--------------------------------------------------
guarantee that any of the subaccounts will always be available to receive premium allocations or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investments. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of One Group Investment Trust or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or, if in our judgment, are not reasonably available to meet the requirements, of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts or from effecting an exchange between series or classes of variable annuity contracts on the basis of requests made by owners.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in a mutual fund or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify owners and request a reallocation of the amounts invested in the eliminated subaccount.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be:

..  operated as a management company under the 1940 Act or any other form permitted by law,
..  deregistered under the 1940 Act in the event such registration is no longer required, or
..  combined with one or more other separate accounts.

To the extent permitted by applicable law, we also may

..  transfer the assets of the separate account associated with the contracts to another account or accounts,
..  restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, .. create new separate accounts,
..  add new subaccounts to or remove existing subaccounts from the separate account or combine subaccounts, or
..  add new underlying funds, or substitute a new fund for an existing fund.

Resolving Material Conflicts. The One Group Investment Trust portfolios are
----------------------------
available to separate accounts offering variable annuity and variable life products of other participating insurance companies and qualified retirement plans, as well as to the separate account and other separate accounts we establish. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the separate account and one or more of the other separate accounts investing in the One Group Investment Trust. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the separate account might be required to surrender its investment in the underlying portfolios. In the event of any conflict, we will take any steps necessary to protect owners, annuitants, secondary annuitants and beneficiaries.

                                   APPENDIX D

                    ILLUSTRATIONS OF ANNUITY PAYMENT VALUES

The following graphs have been prepared to show how different variables affect your variable annuity payments over time. The graphs incorporate hypothetical rates of return and Transamerica does not guarantee that you will earn these returns for any one year or any sustained period of time. The graphs are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose an optional payment guarantee rider. The graph assumes the optional Initial Payment Guarantee was not selected.


Another factor that determines the amount of your variable annuity payment is the assumed investment return (AIR). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolio underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolio underlying the subaccounts, net of all charges, is less than the AIR.

The "Hypothetical Illustration" graph below illustrates differences in monthly variable annuity payments assuming different investment returns. The graph assumes a single premium of $48,434.48; the entire premium was allocated to variable annuity payments; the AIR is 3.5%; the payment option is Single Life Annuity; a 81 year old male, and separate account charges of 1.35% and average portfolio expenses of 0.80%. This results in the receipt of an initial annuity payment in the amount of $500. The graph illustrates gross returns of 0.00%, 6.00%, and 10.00% (net returns after expenses are (2.15)%, 3.85%, and 7.85%, respectively).

                Monthly Payments Assuming Different Gross Portfolio Returns


----------------------------------------
   Monthly
Payment at the
   End of
Contract Year          Gross Portfolio Returns*
                       -----------------------
                               0.0% 6.0% 10.0%
-----------------------------------------------
Assumed First Monthly Payment  $500 $500   $500
              1                $473 $502   $521
              2                $447 $503   $543
              3                $423 $505   $566
              4                $399 $507   $590
              5                $378 $509   $614
              6                $357 $510   $640
              7                $338 $512   $667
              8                $319 $514   $695
              9                $302 $515   $724
             10                $285 $517   $755
             11                $270 $519   $786
             12                $255 $521   $819
             13                $241 $522   $854
             14                $228 $524   $890
             15                $215 $526   $927
             16                $204 $528   $966
             17                $193 $530 $1,007
             18                $182 $531 $1,049
             19                $172 $533 $1,093
             20                $163 $535 $1,139


* The corresponding net returns are (2.15%), 3.85%, and 7.85%.

The "Monthly Payment Amounts with Different AIRs" graph below illustrates the differences in variable annuity payments between selecting the 3.5% and 5% AIR. The graph assumes a single premium of $48,434.48; the entire premium was allocated to variable annuity payments; the payment option is a single Life Annuity; 81 year old male; separate account charges of 1.35%; average portfolio expenses of 0.80%; variable payments (not stabilized payments); no optional Initial Payment Guarantee; and an annual return of the portfolios, after all expenses of 6%. Monthly variable annuity payments are shown with the 3.5% AIR and the 5% AIR.



                            [GRAPHIC APPEARS HERE]

                    Monthly Payments Assuming Different AIRs

        (Net Portfolio Return = 6%, Gross Portfolio Return = 8.15%)


----------------------------------------------------------------------------------
Monthly Payment at the End of                          AIR
            Year               ---------------------------------------------------
                                         3.5%                       5%
----------------------------------------------------------------------------------
Assumed First Monthly Payment            $500                      $546
             1                           $512                      $551
             2                           $524                      $557
             3                           $537                      $562
             4                           $550                      $567
             5                           $563                      $573
             6                           $577                      $578
             7                           $591                      $584
             8                           $605                      $589
             9                           $620                      $595
             10                          $635                      $600
             11                          $650                      $606
             12                          $666                      $612
             13                          $682                      $618
             14                          $698                      $624
             15                          $715                      $629
             16                          $733                      $635
             17                          $750                      $642
             18                          $768                      $648
             19                          $787                      $654
             20                          $806                      $660


The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The separate account charge is assumed to be at an annual rate of 1.35% of the average daily net assets.

Upon request, we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE ONE(R) INCOME ANNUITY/SM/

                                 Issued through
                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                   Offered by
                       TRANSAMERICA LIFE INSURANCE COMPANY

                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001


This Statement of Additional Information expands upon subjects discussed in the current prospectus for The One Income Annuity Contract offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2002 by calling 1-800-544-3152, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.


This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and for the underlying portfolios.


Dated:   May 1, 2002

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS........................................................    3
THE CONTRACT--GENERAL PROVISIONS.........................................    4
     Transfers...........................................................    4
     Delay of Transfers..................................................    4
     Entire Contract.....................................................    4
     Assignment..........................................................    5
     Beneficiary.........................................................    5
     Change of Beneficiary...............................................    5
     Incontestability....................................................    5
     Misstatement of Sex or Age..........................................    5
     Modification of Contract............................................    5
     Nonparticipating....................................................    5
     Owner...............................................................    6
     Proof of Death......................................................    6
     Proof of Survival...................................................    6
     Death Before First Payment Date.....................................    6
     Protection of Proceeds..............................................    6
     1035 Exchanges......................................................    6
     Present Value of Future Variable Payments...........................    7
     Stabilized Payments.................................................    7
     Initial Payment Guarantee Rider.....................................    8
     Adjustments to Guaranteed Payment Under
       Initial Payment Guarantee Rider...................................    8
     Asset Allocation Models.............................................    8
FEDERAL TAX MATTERS......................................................    9
     Tax Status of the Contracts.........................................    9
     Taxation of Transamerica............................................    10
INVESTMENT EXPERIENCE....................................................    11
     Annuity Unit Value and Annuity Payment Rates........................    11
STATE REGULATION OF TRANSAMERICA.........................................    13
ADMINISTRATION...........................................................    13
RECORDS AND REPORTS......................................................    13
DISTRIBUTION OF THE CONTRACTS............................................    13
OTHER PRODUCTS...........................................................    14
CUSTODY OF ASSETS........................................................    14
HISTORICAL PERFORMANCE DATA..............................................    14
     Subaccount Yields...................................................    14
     Total Returns.......................................................    14
     Other Performance Data..............................................    15
     Hypothetical (Adjusted Historical) Performance Data.................    15
LEGAL MATTERS............................................................    15
INDEPENDENT AUDITORS.....................................................    15
OTHER INFORMATION........................................................    16
FINANCIAL STATEMENTS.....................................................    16

                                GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 75 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--Retirement Builder Variable Annuity Account.

Stabilized Payment--The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments, in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Supportable Payment--The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day--Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

                       THE CONTRACT--GENERAL PROVISIONS

Transfers

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by everyone participating in the portfolio regardless of their transfer activity.

In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from contract owner(s) to make transfers and exchanges among the subaccounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the underlying funds, such transactions may hurt contract owners not utilizing the market timing service. Therefore, we may restrict or eliminate the right to make transfers among subaccounts if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a contract owner(s).

In modifying such rights, we may, among other things, decline to accept:

..    transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one contract owner, or
..    transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one contract owner at the same time.

We will impose such restrictions only if we believe (or Banc One Advisors believes) that doing so will prevent harm to other contract owners.

Delay of Transfers

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

Entire Contract

The entire contract is made up of the contract, and any riders, endorsements, or application (including any application supplement or investment allocation form). No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of Transamerica.

Assignment

The option to assign is only available for non-tax qualified annuities. Only you may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity or the effect of an assignment.

Beneficiary

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.

If any primary or contingent beneficiary dies before the annuitant, that beneficiary's interest in this contract ends with that beneficiary's death. Only those beneficiaries living at the time of the annuitant's death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving their payment, their share will be paid to their estate.

Change of Beneficiary

You may change the beneficiary while the annuitant is living, unless an irrevocable one has been named. Change is made by written notice. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant's death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

Incontestability

The contract is incontestable from the contract issue date.

Misstatement of Sex or Age

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

Modification of Contract

No change in the contract is valid unless made in writing.

Nonparticipating

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

Owner

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. "Irrevocable" means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Proof of Death

Any beneficiary claiming an interest in the contract must provide us in writing with due proof of death of the payee/annuitant and/or secondary annuitant (if any). We will not be responsible for annuity payments made before we receive due proof of death at the Administrative and Service Office.

Proof of Survival

If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments .

Death Before First Payment Date

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner's interest in the contract to be distributed as follows:

..    one cash lump sum to be distributed within five years of the deceased owner's death; or
..    annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner's death; or
..    annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner's death.

If the deceased owner was also an annuitant, the annuitant's beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner's estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.

Protection of Proceeds

Unless you so direct by filing written notice with us, no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.

1035 Exchanges

If your purchase is a section 1035 exchange, you may exchange two or more annuities for this one. In these instances, we will start your contract on the date we receive the first premium installment. Each premium installment will be invested in the investment options you select when it is received. When we receive the final premium installment, we will purchase annuity units with the entire premium (the final premium installment plus the current value of the previous premium installments).

If you exchange one or more deferred annuities for this one, please contact a tax adviser.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

The stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Had you not selected stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to your contract. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to your account.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.


----------------------------------------------------------------------------------------------------------------------
                           Hypothetical Changes in Annuity Units with Stabilized Payments*
----------------------------------------------------------------------------------------------------------------------
AIR                                           5.0%
----------------------------------------------------------------------------------------------------------------------
Life & 10 Year Certain
----------------------------------------------------------------------------------------------------------------------
Male aged 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:         January 1      400.0000       1.250000       $500.00        $500.00        0.0000        400.0000
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.252005       $500.80        $500.00        0.0041        400.0041
----------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.252915       $501.17        $500.00        0.0059        400.0100
----------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.245595       $498.24        $500.00       (0.0089)       400.0011
----------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.244616       $497.85        $500.00       (0.0108)       399.9903
----------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.239469       $495.79        $500.00       (0.0212)       399.9691
----------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.244217       $497.69        $500.00       (0.0115)       399.9576
----------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.237483       $494.99        $500.00       (0.0249)       399.9327
----------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.242382       $496.95        $500.00       (0.0150)       399.9177
----------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.242382       $496.95        $500.00       (0.0149)       399.9027
----------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.249210       $499.68        $500.00       (0.0016)       399.9012
----------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.252106       $500.84        $500.00        0.0040        399.9052
----------------------------------------------------------------------------------------------------------------------
                  January 1      399.9052       1.255106       $501.92        $501.92        0.0000        399.9052
----------------------------------------------------------------------------------------------------------------------



* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

Surrender Value. When you have elected stabilized payments, the amount of the
---------------
surrender value, if any, is calculated using the current supportable payment instead of the stabilized payment. Partial surrenders will reduce the next stabilized payment, and the guaranteed payment, pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the stabilized payment will be reduced by 50%.


Death Benefit. When you have elected stabilized payments, the amount of the
-------------
death benefit, if any, is calculated using the current supportable payment instead of the stabilized payment.

Transfers. Transfers from variable to fixed annuity payments will reduce the
---------
next stabilized payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the stabilized payment will be reduced by 25%. The reduction will be reflected in your next payment. Transfers from fixed to variable annuity payments are not allowed.

Effect Of Payment Options With Reduced Payments To The Survivor On Stabilized
-----------------------------------------------------------------------------
Payments. If you have selected a Joint and Survivor payment option with reduced
--------
payments to the surviving annuitant, the next stabilized payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the next stabilized payment will be reduced to 75% of their pre-death values.

Certain Only Payment Option. Please note that if you have chosen a Certain Only
---------------------------
payment option with stabilized payments, your final payment will be the supportable payment (or the guaranteed payment if you selected one of the payment guarantees and the supportable payment is less than the guaranteed payment). This is done to ensure you receive the full investment performance, both positive and negative, of the subaccounts you selected.

Initial Payment Guarantee Rider

Transamerica bears the risk that it must continue to make the guaranteed minimum or stabilized payments, even if the supportable payments would be lower because some variable annuity units have been used to maintain the stabilized payments. In addition, Transamerica bears the risk that it will need to continue to make payments even if all variable annuity units have been used in an attempt to maintain the stabilized payments at the guaranteed payment level (that is, the number of units has gone down to zero). If all the variable annuity units have been used, all future payments will equal the guaranteed minimum payment and the amount of your future variable annuity payment will not increase or decrease and will not depend upon the performance of any variable investment option. To compensate Transamerica for this and other risks, a rider fee will be deducted.

Adjustments to Guaranteed Payment Under Initial Payment Guarantee Rider

Partial Surrenders. Partial surrenders will reduce the guaranteed payment pro
------------------
rata. For example, if you surrender 50% of the value of your variable annuity payments, the guaranteed payment will be reduced by 50%.

Transfers. Transfers from variable to fixed annuity payments will reduce the
---------
guaranteed payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the guaranteed payment will be reduced by 25%. Transfers from fixed to variable annuity payments are not allowed.


Reduced Payments with some Payment Options. If you have selected a Joint and
------------------------------------------
Survivor payment option with reduced payments to the surviving annuitant, the guaranteed payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the guaranteed payment will be reduced to 75% of its pre-death value.


Asset Allocation Models

General.   Rather than selecting individual portfolios (i.e., being  "self-
-------
directed ") you can select one of four investment allocation models that are listed on the Investment Allocation Form (which is part of the application). The amount invested in each subaccount will vary depending on the model's particular asset allocation percentages.

The asset allocation percentages for each model are shown on the Investment Allocation Form. The four investment allocation models, listed in descending percentage of equity holdings, are:

..    Growth Model
..    Growth & Income Model
..    Balanced Model
..    Conservative Growth Model

The models are general asset mixes. They were developed by Banc One Investment Advisors Corporation and may or may not be appropriate for you. Banc One Investment Advisors Corporation serves as an investment advisor to the One Group Investment Trust Portfolios for which it receives a fee. Banc One Investment Advisors is not providing investment advice or any other service to you. There is no guarantee that the models will achieve any desired results or objectives.

The models should not be considered personal investment advice or serve as the sole or primary basis for making investment decisions. You should consider factors such as your age, goals and risk tolerance in selecting a model. You are solely responsible for determining if a model is right for you.

Before selecting a model, please note:

..    only one model can be used at a time;
..    you cannot allocate premium to any other subaccount if you select a model;
..    each model's allocation percentages may change (which terminates that model);
..    transfers you make between the various subaccounts will terminate your model; and
..    transfers from variable to fixed payments will be pro rata from the applicable subaccounts.

Rebalancing. Each model will be automatically rebalanced each year on the
-----------
contract anniversary date. Rebalancing a model may involve transferring from subaccounts with higher returns into subaccounts with relatively lower returns in order to maintain the model's asset allocation percentages. Transfers made as a result of automatic rebalancing are not counted against your 6 free transfers (in the event transfer fees are imposed in the future). Automatic rebalancing ends upon the termination of a model.

Termination.   You can stop using (i.e., terminate) a model at any time by
-----------
notifying us at our administrative and service office or by transferring amounts between the various subaccounts.

A model will also terminate if you are notified that it will be replaced with a "new" model with different asset allocation percentages. Unless you sign and return to us within 45 days after the date of the notice, a form rejecting the new asset allocation percentages, you will be deemed to have accepted the new model. If you reject the new model as previously described, you will:

..    keep your current asset allocation percentages;
..    be considered "Self-Directed "; and
..    not receive automatic rebalancing.

FEDERAL TAX MATTERS

Tax Status of the Contracts

The discussion in the prospectus assumes that the contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

Diversification Requirements. Section 817(h) of the Code provides that separate
----------------------------
account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The separate account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although Transamerica does not have direct control over the underlying funds in which the separate account invests, Transamerica believes that each fund will meet the diversification requirements, and therefore, the contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possessed incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-holders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the contract owner has the choice of several subaccounts in which to allocate the premium, and may be able to transfer among subaccounts more frequently than in such rulings. In addition, the contract provides for more subaccounts than did the variable contracts that were the subject of such rulings. These differences could result in a contract owner being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the separate account's assets.

Required Distributions. In order to be treated as an annuity contract for
----------------------
federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that: (a) if any contract owner dies on or after the Annuity Starting Date (as defined in the prospectus) but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the Annuity Staring Date, the entire interest in the contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that contract owner's death. The "designated beneficiary" for these purposes is the person who becomes the new owner of the contract upon a contract owner's death and must be a natural person. However, if the contract owner's sole designated beneficiary is the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. The Code further provides that if the contract owner is not an individual, the primary annuitant shall be treated as the contract owner for purposes of making distributions that are required to be made upon the death of the contract owner. (The primary annuitant is the individual the events in the life of whom are of primary importance in effecting the timing and amount of the payout under the contract. If there is a change in the primary annuitant, such change shall be treated as the death of the contract owner. The contract does not permit a change of the annuitants, however.

Non-qualified contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Transamerica will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Qualified contracts are subject to similar provisions.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, we may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
     (b) is the net investment factor for that subaccount for the valuation period; and
     (c) is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a) is the net result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
          (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;
     (b) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and
     (c) is an amount representing the separate account charge as shown in the specifications section of the contract (this may include the initial payment guarantee rider fee).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

   Illustrations of Calculations for Annuity Unit Value and Variable Annuity
                                   Payments

      Formula and Illustration for Determining Annuity Unit Value in each
                                  Subaccount

Variable annuity unit value = V = A x B x C

Where:     A  = variable annuity unit value for the immediately preceding valuation period.
           B  = net investment factor for the valuation period for which the variable annuity unit value is being calculated.
           C = a daily factor to neutralize the assumed investment return built into the annuity tables used.

   C = (1/(1 + AIR)) (1/365) = 0.999905754 (3.5% AIR) OR 0.999866337 (5% AIR)

For example, if the AIR is 5% and:
A = $20 on the day prior to the first payment
B = 1.01
C = 1/(1.05)/(1/365)/ = 0.999866337

Then, the variable annuity unit value is equal to V:
= A x B x C
= $20 x 1.01 x .999866337
= 20.1973

   Formula and Illustration for Determining Amount of First Monthly Variable
                                Annuity Payment

First monthly variable annuity payment = P = (D x E)/$1,000

Where:
D = the contract value as of the contract issue date.
E = the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

For example if:
D = $100,000
E = 7.00

Then, the first monthly variable annuity payment is equal to P = (D x E)/$1,000
                                                               = ($100,000 x
                                                                 7.00)/$1,000
                                                               = $700

     Formula and Illustration for Determining the Number of Annuity Units
                              Represented by Each
 Monthly Variable Annuity Payment (assuming investment in only one Subaccount)

Number of variable annuity units = U = P/V

Where:
P = the dollar amount of the first monthly variable annuity payment.
V = the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if:
P = $700
V = 20.1973

Then, the variable annuity units is equal to U = P/V
                                               = $700/20.1973
                                               = 34.6581 units

  Formula and Illustration for Determining a Future Monthly Variable Annuity
                                    Payment
                 (assuming investment in only one Subaccount)

Monthly variable annuity payment = P = U x V

Where:
U = the variable annuity units
V = the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if:
U = 34.6581
V = 20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment
                                                           = U x V
                                                           = 34.6581 x 20.6970
                                                           = $717.32

If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment would = U x V
                                                 = 34.6581 x 19.6970
                                                 = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.

                        STATE REGULATION OF TRANSAMERICA

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

                                 ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation, although annuity payments may only be confirmed in quarterly or other periodic statements.

                          DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and we do not anticipate discontinuing the offering of the contracts. However, we reserve the right to discontinue the offering of the contracts.


AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During 2001, the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services related to The One(R) Income Annuity/SM/ policies was $279,379.53, and during the year 2000 the amount paid was $233,386.47. No fees had been paid prior to 2000 to any broker/dealers for their services.

                                 OTHER PRODUCTS




We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

                                CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA

Subaccount Yields

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iii) multiplying that result by 2. Expenses attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

                  Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6/-1)

Where:
NI = net investment income of the subaccount for the 30-day period attributable to the subaccount's0 unit.
ES = expenses of the subaccount for the 30-day period.
U  = the average number of units outstanding.
UV = the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount's underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                              P (1 + T)/n/ = ERV

Where:
T   = the average annual total return net of subaccount recurring charges.
ERV = the ending redeemable value of the hypothetical account at the end of the period.
P   = a hypothetical initial payment of $1,000.
N   = the number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.35%.

                              CTR = (ERV / P) - 1

Where:
CTR = the cumulative total return net of subaccount recurring charges for the period.
ERV = the ending redeemable value of the hypothetical investment at the end of the period.
P   = a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Hypothetical (Adjusted Historical) Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

                                  LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts has been provided to us by Sutherland Asbill & Brennan LLP, of Washington D.C.

                              INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of certain subaccounts of Retirement Income Builder Variable Annuity Account, which are available for investment by The One(R) Income Annuity/SM/ contract owners as of December 31, 2001, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                                OTHER INFORMATION




A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by The One(R) Income Annuity/SM/ contract owners are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company), which are included in this Statement of Additional Information, should be considered only as bearing on Transamerica's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements - Statutory Basis

Transamerica Life Insurance Company
(Formerly PFL Life Insurance Company)
Years Ended December 31, 2001, 2000, and 1999

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                     Financial Statements - Statutory Basis

                  Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   6
Statements of Cash Flow - Statutory Basis.............................................................   7
Notes to Financial Statements - Statutory Basis.......................................................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties....................................  40
Supplementary Insurance Information...................................................................  41
Reinsurance...........................................................................................  42

                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company), an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                                  December 31
                                                                             2001             2000
                                                                       ----------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                        $     193,296    $       98,224
   Bonds                                                                     12,891,333         7,009,825
   Stocks:
     Preferred                                                                   51,786            19,987
     Common (cost: 2001 - $91,042; 2000 - $75,141)                               93,367            84,736
     Mutual funds sponsored by affiliated entities (cost:
       2001 - $4,403; 2000 - $4,132)                                              3,947             3,781
     Affiliated entities (cost: 2001 - $10,167; 2000 - $2,153)                    1,018                 -
   Mortgage loans on real estate                                              2,063,388         1,585,896
   Real estate, at cost less accumulated depreciation (2001 -
     $14,304; 2000 - $12,641):
       Home office properties                                                     7,374             7,601
       Properties acquired in satisfaction of debt                               15,082            15,599
       Investment properties                                                     30,034            31,070
   Policy loans                                                                  59,034            57,571
   Net short-term notes receivable from affiliates                              140,000                 -
   Other invested assets                                                        413,500           218,340
                                                                       ----------------------------------
Total cash and invested assets                                               15,963,159         9,132,630

Premiums deferred and uncollected                                                13,860            14,235
Accrued investment income                                                       165,836            89,976
Receivable from affiliate                                                             -            92,235
Net deferred income tax asset                                                    33,961                 -
Other assets                                                                     34,261            19,359
Separate account assets                                                       5,304,781         4,519,029




                                                                       ----------------------------------
Total admitted assets                                                     $  21,515,858    $   13,867,464
                                                                       ==================================

                                                                                  December 31
                                                                            2001                 2000
                                                                     ------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                $  2,251,299        $  2,109,505
     Annuity                                                                7,402,612           4,653,643
     Accident and health                                                      384,234             305,365
   Policy and contract claim reserves:
     Life                                                                      13,561              10,071
     Accident and health                                                       28,202              32,323
   Liabilities for deposit-type contracts                                   4,773,460           1,284,572
   Other policyholders' funds                                                   2,147               2,840
   Remittances and items not allocated                                        412,696             332,961
   Asset valuation reserve                                                     58,872             106,192
   Interest maintenance reserve                                                26,415              16,693
   Net short-term notes payable to affiliates                                       -               6,200
   Other liabilities                                                          131,216             101,705
   Provision for reinsurance in unauthorized companies                          1,605                 495
   Federal income taxes payable                                                32,064               3,288
   Funds held under reinsurance treaties with unauthorized
     reinsurers                                                                13,403                   -
   Transfers from separate accounts due or accrued                           (150,654)           (118,075)
   Payable for securities                                                     119,715              24,482
   Payable to affiliates                                                        6,694                   -
   Separate account liabilities                                             5,259,079           4,512,979
                                                                     ------------------------------------
Total liabilities                                                          20,766,620          13,385,239

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $10 par value, 500,000 shares authorized,
     223,500 and 266,000 issued and outstanding shares in
     2001 and 2000, respectively                                                2,235               2,660
   Preferred stock, $10 par value, 42,500 shares authorized, issued
     and outstanding in 2001                                                      425                   -
   Paid-in surplus                                                            534,282             254,282
   Unassigned surplus                                                         212,296             225,283
                                                                     ------------------------------------
Total capital and surplus                                                     749,238             482,225
                                                                     ------------------------------------
Total liabilities and capital and surplus                                $ 21,515,858        $ 13,867,464
                                                                     ====================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                                       Year Ended December 31
                                                                               2001             2000             1999
                                                                           ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                                                 $   554,684       $   882,537     $   227,510
       Annuity                                                                4,118,905         3,223,121       1,413,049
       Accident and health                                                      150,586           152,293         160,570
   Net investment income                                                        825,953           527,313         437,549
   Amortization of interest maintenance reserve                                   3,503             3,867           7,588
   Commissions and expense allowances on reinsurance
     ceded                                                                      160,960            26,942          24,741
   Separate account fee income                                                   60,188            62,982          49,826
                                                                           ----------------------------------------------
                                                                              5,874,779         4,879,055       2,320,833
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                      127,370           111,054         115,621
     Surrender benefits                                                       1,194,122         1,315,484       1,046,611
     Other benefits                                                             356,649           205,110         169,479
     Increase in aggregate reserves for policies and
       contracts:
         Life                                                                   141,397           556,724         195,606
         Annuity                                                              2,730,317           541,540         111,427
         Accident and health                                                     78,869            50,794          48,835
         Other                                                                        -             5,986          10,480
     Increase in liability for premium and other
       deposit funds                                                                  -         1,183,833               -
                                                                           ----------------------------------------------
                                                                              4,628,724         3,970,525       1,698,059
   Insurance expenses:
     Commissions                                                                290,622           196,101         167,146
     General insurance expenses                                                  81,737            58,019          54,191
     Taxes, licenses and fees                                                    15,934            26,740          12,382
     Net transfers to separate accounts                                         823,622           515,325         309,307
     Other expenses                                                              15,525               776             229
                                                                           ----------------------------------------------
                                                                              1,227,440           796,961         543,255
                                                                           ----------------------------------------------
                                                                              5,856,164         4,767,486       2,241,314
                                                                           ----------------------------------------------
Gain from operations before federal income tax expense
   and net realized capital gains (losses) on investments                        18,615           111,569          79,519
Federal income tax expense                                                       28,149            51,251          25,316
                                                                           ----------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                                                 (9,534)           60,318          54,203

Netrealized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to (from) interest maintenance
   reserve)                                                                    (107,276)           (9,474)          6,365
                                                                           ----------------------------------------------
Net income (loss)                                                            $ (116,810)      $    50,844     $    60,568
                                                                           ==============================================

See accompanying notes.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                                                           Total
                                                            Common    Preferred  Paid-in    Unassigned    Capital
                                                             Stock      Stock    Surplus     Surplus    and Surplus
                                                          ----------------------------------------------------------
Balance at January 1, 1999                                    $2,660      $  -     $154,282  $205,586      $362,528
   Net income                                                      -         -            -    60,568        60,568
   Change in net unrealized capital gains/losses                   -         -            -   (20,217)      (20,217)
   Change in non-admitted assets                                   -         -            -      (980)         (980)
   Change in asset valuation reserve                               -         -            -   (11,605)      (11,605)
   Dividend to stockholder                                         -         -            -   (40,000)      (40,000)
   Tax benefit on stock options exercised                          -         -            -     1,305         1,305
   Change in surplus in separate accounts                          -         -            -       245           245
   Settlement of prior period tax returns and other
     tax-related adjustments                                       -         -            -     2,811         2,811
                                                          ----------------------------------------------------------
Balance at December 31, 1999                                   2,660         -      154,282   197,713       354,655
   Net income                                                      -         -            -    50,844        50,844
   Change in net unrealized capital gains/losses                   -         -            -   (19,784)      (19,784)
   Change in non-admitted assets                                   -         -            -    (1,210)       (1,210)
   Change in asset valuation reserve                               -         -            -    (2,999)       (2,999)
   Tax benefit on stock options exercised                          -         -            -     1,438         1,438
   Change in surplus in separate accounts                          -         -            -      (224)         (224)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -      (495)         (495)
   Capital contribution                                            -         -      100,000         -       100,000
                                                          ----------------------------------------------------------
Balance at December 31, 2000                                   2,660         -      254,282   225,283       482,225
   Net loss                                                        -         -            -  (116,810)     (116,810)
   Change in net unrealized capital gains/losses                   -         -            -   (10,700)      (10,700)
   Change in non-admitted assets                                   -         -            -   (51,381)      (51,381)
   Change in asset valuation reserve                               -         -            -    47,320        47,320
   Tax benefit on stock options exercised                          -         -            -       897           897
   Change in surplus in separate accounts                          -         -            -    (3,378)       (3,378)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -    (1,110)       (1,110)
   Change in net deferred income tax                               -         -            -    64,840        64,840
   Cumulative effect of changes in accounting principles           -         -            -    23,045        23,045
   Dividends to stockholder                                        -         -            -    (3,000)       (3,000)
   Exchange of common stock for preferred stock                 (425)      425            -         -             -
   Reinsurance transactions                                        -         -            -    37,290        37,290
   Capital contribution                                            -         -      280,000         -       280,000
                                                          ----------------------------------------------------------
Balance at December 31, 2001                                  $2,235      $425     $534,282  $212,296      $749,238
                                                          ==========================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                     Year Ended December 31
                                                                 2001         2000             1999
                                                         ------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                              $  5,024,130 $  4,285,644     $  1,830,365
Net investment income received                                   763,113      508,646          441,737
Life and accident and health claims paid                        (125,561)    (114,001)        (124,178)
Surrender benefits and other fund withdrawals paid            (1,330,575)  (1,315,484)      (1,046,611)
Other benefits paid to policyholders                            (170,315)    (205,100)        (169,476)
Commissions, other expenses and other taxes                     (399,599)    (267,778)        (238,192)
Net transfers to separate accounts                              (797,040)    (477,575)        (280,923)
Federal income taxes received (paid)                               1,525      (45,190)         (24,709)
                                                         ------------------------------------------------
Net cash provided by operating activities                      2,965,678    2,369,162          388,013

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                  7,556,980    4,817,508        3,283,038
   Common stocks                                                  76,287       50,953           60,293
   Mortgage loans on real estate                                 178,704      129,336          158,739
   Real estate                                                     2,179        2,042           13,367
   Policy loans                                                        -        2,300              186
   Other                                                          38,584       14,366            6,133
                                                         ------------------------------------------------
                                                               7,852,734    5,016,505        3,521,756
Cost of investments acquired:
   Bonds and preferred stocks                                (13,496,958)  (6,989,279)      (3,398,158)
   Common stocks                                                (102,352)     (54,697)         (76,200)
   Mortgage loans on real estate                                (659,617)    (372,757)        (480,750)
   Real estate                                                         -         (149)          (7,568)
   Policy loans                                                   (1,463)           -                -
   Other                                                        (288,641)    (116,485)         (48,719)
                                                         ------------------------------------------------
                                                             (14,549,031)  (7,533,367)      (4,011,395)
                                                         ------------------------------------------------
Net cash used in investing activities                         (6,696,297)  (2,516,862)        (489,639)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid in                                   280,000      100,000                -
   Borrowed money                                                 (6,200)    (138,300)         135,079
   Deposits on deposit-type contracts                          4,406,794            -                -
   Other sources                                                 354,709      338,402           28,835
                                                         ------------------------------------------------
Total other cash provided                                      5,035,303      300,102          163,914
Other cash applied:
   Dividends to stockholder                                       (3,000)           -          (40,000)
   Withdrawals from deposit-type contracts                      (944,380)           -                -
   Other applications                                           (262,232)    (107,873)         (51,882)
                                                         ------------------------------------------------
Total other cash applied                                      (1,209,612)    (107,873)         (91,882)
                                                         ------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                  3,825,691      192,229           72,032
                                                         ------------------------------------------------
Increase (decrease) in cash and short-term investments            95,072       44,529          (29,594)
Cash and short-term investments at beginning of year              98,224       53,695           83,289
                                                         ------------------------------------------------
Cash and short-term investments at end of year             $     193,296 $     98,224     $     53,695
                                                         ================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company), formerly PFL Life Insurance Company, is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to 2001, the Company was a wholly-owned subsidiary of First AUSA Life Insurance Company, a subsidiary of AEGON.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



   1. Organization and Summary of Significant Accounting Policies (continued)

   end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value. Stocks of affiliated companies are carried at equity in the underlying net

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $16,146, $6,584, and $530, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying assets and liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2001, the Company recognized capital losses in the amount of $20,125 related to replication transactions.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases of consistency with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



2. Accounting Changes (continued)

Accounting changes adopted to conform to the previsions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



4. Fair Values of Financial Instruments (continued)

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Net short-term receivable from/notes payable to affiliates: The fair values for short-term notes receivable from/payable to affiliates are assumed to equal their carrying amount.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


4. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 133:

                                                                              December 31
                                                                  2001                            2000
                                                    -------------------------------  -----------------------------
                                                       Carrying                         Carrying
                                                        Amount         Fair Value        Amount       Fair Value
                                                    -------------------------------  -----------------------------
   Admitted assets
   Cash and short-term investments                   $     193,296   $     193,296    $     98,224   $     98,224
   Bonds                                                12,891,333      12,936,983       7,009,825      7,014,991
   Preferred stocks                                         51,786          49,549          19,987         18,214
   Common stocks                                            93,367          93,367          84,736         84,736
   Mutual funds sponsored by affiliated
     entities                                                1,018           1,018           3,781          3,781
   Mortgage loans on real estate                         2,063,388       2,117,378       1,585,896      1,628,936
   Policy loans                                             59,034          59,034          57,571         57,571
   Net short-term notes receivable from
     affiliates                                            140,000         140,000               -              -
   Interest rate caps                                        1,406               3           3,224             49
   Swaps                                                   (29,268)       (140,307)          3,875        (14,777)
   Separate account assets                               5,304,781       5,304,781       4,519,029      4,519,029

   Liabilities
   Investment contract liabilities                      12,176,072      12,109,052       5,937,734      5,848,592
   Separate account annuity liabilities                  4,172,376       4,102,548       4,070,462      3,986,122
   Net short-term notes payable to affiliates                    -               -           6,200          6,200

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                                   Gross          Gross          Estimated
                                                 Carrying        Unrealized     Unrealized         Fair
                                                  Amount           Gains          Losses           Value
                                               -------------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies      $   116,098       $  1,806       $    889       $   117,015
     State, municipal, and other government         245,626         13,251         16,610           242,267
     Public utilities                               922,762         20,165         12,901           930,026
     Industrial and miscellaneous                 5,598,744        123,985         94,570         5,628,159
     Mortgage and other asset-backed
       securities                                 6,008,103         61,403         49,990         6,019,516
                                               -------------------------------------------------------------
                                                 12,891,333        220,610        174,960        12,936,983
   Preferred stocks                                  51,786            254          2,491            49,549
   Affiliated preferred stocks                          761              -              -               761
                                               -------------------------------------------------------------
                                                $12,943,880       $220,864       $177,451       $12,987,293
                                               =============================================================

   December 31, 2000
   Bonds:
     United States Government and agencies      $    88,108       $  1,121       $  1,044       $    88,185
     State, municipal, and other government         239,700          8,954          9,465           239,189
     Public utilities                               573,870          9,149          4,213           578,806
     Industrial and miscellaneous                 2,945,326         63,181         73,026         2,935,481
     Mortgage and other asset-backed
       securities                                 3,162,821         43,092         32,583         3,173,330
                                               --------------------------------------------------------------
                                                  7,009,825        125,497        120,331         7,014,991
   Preferred stocks                                  19,987             14          1,787            18,214
                                               --------------------------------------------------------------
                                                $ 7,029,812       $125,511       $122,118       $ 7,033,205
                                               ==============================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Carrying       Estimated
                                                      Amount        Fair Value
                                                   -----------------------------

   Due in one year or less                          $   331,362     $   333,479
   Due after one year through five years              2,231,644       2,267,763
   Due after five years through ten years             2,578,710       2,583,662
   Due after ten years                                1,741,514       1,732,563
                                                   -----------------------------
                                                      6,883,230       6,917,467
   Mortgage and other asset-backed securities         6,008,103       6,019,516
                                                   -----------------------------
                                                    $12,891,333     $12,936,983
                                                   =============================

A detail of net investment income is presented below:

                                                   Year Ended December 31
                                               2001         2000        1999
                                            -----------------------------------

   Interest on bonds and preferred stock     $684,756     $421,931    $347,639
   Dividends on equity investments              1,362          644         734
   Interest on mortgage loans                 147,811      111,356      92,325
   Rental income on real estate                 8,289        8,070       7,322
   Interest on policy loans                     4,269        4,248       4,141
   Other investment income                     16,058        4,549       7,978
                                            -----------------------------------
   Gross investment income                    862,545      550,798     460,139

   Less investment expenses                    36,592       23,485      22,590
                                            -----------------------------------
   Net investment income                     $825,953     $527,313    $437,549
                                            ===================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000           1999
                                       -----------------------------------------

   Proceeds                             $7,556,980    $4,817,508     $3,283,038
                                       =========================================

   Gross realized gains                 $   82,314    $   24,440     $   21,171
   Gross realized losses                  (123,094)      (55,422)       (32,259)
                                       -----------------------------------------
   Net realized losses                  $  (40,780)   $  (30,982)    $  (11,088)
                                       =========================================

Gross realized losses for the year ended December 31, 2001 include $86,275 which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2001, investments with an aggregate carrying value of $57,725 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

                                                                          Realized
                                                         ------------------------------------------
                                                                   Year Ended December 31
                                                             2001           2000           1999
                                                         ------------------------------------------
   Bonds                                                  $ (40,780)      $(30,982)      $(11,088)
   Equity securities                                          6,266          5,551         11,433
   Mortgage loans on real estate                                  -          2,659          4,661
   Real estate                                                  399            220            900
   Short-term investments                                       661              9         (1,407)
   Other invested assets                                    (40,788)        (7,690)           534
                                                         ------------------------------------------
                                                            (74,242)       (30,233)         5,033

   Tax effect                                                (8,658)         5,199         (5,535)
   Transfer from (to) interest maintenance reserve          (24,376)        15,560          6,867
                                                         ------------------------------------------
   Net realized gains (losses)                            $(107,276)      $ (9,474)      $  6,365
                                                         ==========================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
              (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

                                                  Change in Unrealized
                                          -------------------------------------
                                                 Year Ended December 31
                                             2001         2000         1999
                                          -------------------------------------

   Bonds                                   $ 15,112     $(20,789)    $(12,711)
   Preferred stocks                           3,437        4,462       (2,753)
   Common stocks                             (7,270)        (249)      (4,873)
   Affiliated entities                      (15,246)      (3,506)         893
   Mortgage loans on real estate               (834)         296         (147)
   Other invested assets                        712          183         (626)
   Real estate                                    -         (181)           -
   Derivative instruments                    (6,611)           -            -
                                          -------------------------------------
   Change in unrealized gains/losses       $(10,700)    $(19,784)    $(20,217)
                                          =====================================

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                               December 31
                                                             2001       2000
                                                          ---------------------

   Unrealized gains                                        $ 4,025    $11,387
   Unrealized losses                                        (1,700)    (1,792)
                                                          ---------------------
   Net unrealized gains                                    $(2,325)   $ 9,595
                                                          =====================

During 2001, the Company issued mortgage loans with interest rates ranging from 4.6% to 11.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 87%. Mortgage loans with a carrying value of $245 were non-income producing for the previous 180 days. Accrued interest of $160 related to these mortgage loans was excluded from investment income at December 31, 2001. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,991 and $18,139, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property-Type Distribution
   --------------------------------------------------- ----------------------------------------------------
                                     December 31                                          December 31
                                   2001       2000                                      2001      2000
                                ----------------------                               ----------------------
   South Atlantic                    30%        26%    Office                            42%       40%
   Pacific                           28         22     Retail                            19        24
   E. North Central                  14         14     Industrial                        18        21
   Middle Atlantic                    9         12     Apartment                         16        10
   Mountain                           8         11     Other                              5         5
   W. South Central                   4          6
   W. North Central                   3          4
   New England                        3          3
   E. South Central                   1          2

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

The Company owns interest rate caps to hedge against a rising interest rate environment. The cash flows from the interest rate caps will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The caps are designed to hedge against a sharp rise in interest rates and in certain situations, the caps will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assets rises by a commensurate amount. The counterparties are required to provide quarterly financial statements for the Company's review. The market value of the contracts are monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                  --------------------------
                                                                      2001            2000
                                                                  --------------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive fixed - pay floating                                $2,235,687       $451,770
       Receive floating - pay fixed                                 2,283,912        596,388
       Receive floating (uncapped) - pay floating (capped)          1,808,116         32,593
       Receive floating (LIBOR) - pay floating (S&P)                   45,000        345,000
     Interest rate cap agreements                                     541,172        518,515

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                      Year Ended December 31
                                                2001             2000              1999
                                            ----------------------------------------------
   Direct premiums                          $4,855,609        $3,205,023       $1,942,716
   Reinsurance assumed                         261,194         1,177,833            2,723
   Reinsurance ceded                          (292,628)         (124,905)        (144,310)
                                            ----------------------------------------------
   Net premiums earned                      $4,824,175        $4,257,951       $1,801,129
                                            ==============================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $135,889, $123,039, and $139,138 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $5,419 and $28,080, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $1,447,904 and $1,564,867, respectively.

At December 31, 2001, amounts recoverable from unauthorized reinsurers of $5,747 (2000 - $30,948) and reserve credits for reinsurance ceded of $115,987 (2000 - $85,163) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $55,561 at December 31, 2001, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

Additionally, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The effect of this transaction was also credited directly to surplus on a net of tax basis.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes

The components of the net deferred tax asset at January 1, 2001, the date of adoption of the revised NAIC Accounting Practices and Procedures Manual, and December 31, 2001 are as follows:

                                                        December 31,         January 1,
                                                            2001                2001
                                                    ----------------------------------
   Deferred income tax components:
     Gross deferred income tax assets                     $ 215,142        $ 134,020
     Gross deferred income tax liabilities                   31,768           15,486
     Deferred income tax assets nonadmitted                 149,413           99,410
                                                    ----------------------------------
   Net admitted deferred income tax asset                 $  33,961        $  19,124
                                                    ==================================

The main deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:


                                                      December 31,        January 1,             Net
                                                         2001               2001               Change
                                                 -------------------------------------------------------
   Deferred income tax assets:
     Guaranty funds                                    $   6,362         $    7,066           $    (704)
     Non-admitted assets                                   1,711              1,276                 435
     Pension expenses                                      1,768              1,536                 232
     Deferred acquisition costs                          105,210             82,650              22,560
     Reserves                                             32,767             30,056               2,711
     Unrealized capital losses                            61,483              7,309              54,174
     Other                                                 5,841              4,127               1,714
                                                 -------------------------------------------------------
   Total deferred income tax assets                      215,142            134,020              81,122

   Deferred income tax assets - nonadmitted              149,413             99,410              50,003

   Deferred income tax liabilities:
     Partnerships                                          1,335              2,240                (905)
     Real estate                                           1,222              2,028                (806)
     Unrealized capital gains                             29,184              7,281              21,903
     Other                                                    27              3,937              (3,910)
                                                 -------------------------------------------------------
   Total deferred income tax liabilities               $  31,768         $   15,486           $  16,282
                                                 =======================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                    December 31
                                                         2001          2000           1999
                                                    ----------------------------------------
   Income tax computed at federal statutory
     rate (35%)                                        $  6,515       $39,049       $27,832
     Deferred acquisition costs - tax basis              22,560        24,629         5,979
     Depreciation                                           104          (207)         (219)
     Dividends received deduction                        (2,228)       (1,802)       (1,666)
     IMR amortization                                    (1,226)       (1,353)       (2,656)
     Investment income items                             (4,937)       (3,866)         (977)
     Low income housing credits                          (5,725)       (4,328)            -
     Prior year over accrual                               (918)       (3,947)       (3,492)
     Reinsurance transactions                            13,051             -             -
     Tax reserve adjustment                               2,705         2,569         1,390
     Other                                               (1,752)          507          (875)
                                                    ----------------------------------------
   Federal income tax expense                          $ 28,149       $51,251       $25,316
                                                    ========================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                      December 31
                                                          2001                           2000
                                              -----------------------------   -----------------------------
                                                                 Percent                        Percent
                                                   Amount       of Total          Amount       of Total
                                              -----------------------------   -----------------------------
   Subject to discretionary withdrawal with
     market value adjustment                    $   567,505         3%         $     221,151        2%
   Subject to discretionary withdrawal at
     book value less surrender charge             4,359,812        25              1,635,769       14
   Subject to discretionary withdrawal at
     market value                                 3,869,101        22              4,006,227       34
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                 3,845,030        22              4,279,843       37
   Not subject to discretionary withdrawal
     provision                                    5,061,818        28              1,453,732       13
                                              -----------------------------   -----------------------------
                                                 17,703,266       100%            11,596,722      100%
                                                              =============                    ============
   Less reinsurance ceded                         1,411,628                        1,504,445
                                              ---------------                 ---------------
   Total policy reserves on annuities and
     deposit-type liabilities                   $16,291,638                    $  10,092,277
                                              ===============                 ===============

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000, and 1999 is as follows:

                                                                Guaranteed      Nonguaranteed
                                                                 Separate          Separate
                                                                  Account           Account           Total
                                                           ------------------------------------------------
   Premiums, deposits, and other considerations for
     the year ended December 31, 2001                      $      59,498     $   1,221,739      $ 1,281,237
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,574,436      $ 4,574,436
     Amortized cost                                              175,950                 -          175,950
                                                           ------------------------------------------------
   Total                                                   $     175,950     $   4,574,436      $ 4,750,386
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 2000                      $     100,000     $     743,550      $   843,550
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,273,977      $ 4,273,977
     Amortized cost                                              106,754                 -          106,754
                                                           ------------------------------------------------
   Total                                                   $     106,754     $   4,273,977      $ 4,380,731
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 1999                      $           -     $     486,282      $   486,282
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,377,676      $ 4,377,676
     Amortized cost                                                    -                 -                -
                                                           ------------------------------------------------
   Total                                                   $           -     $   4,377,676      $ 4,377,676
                                                           ================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                          Year Ended December 31
                                                                   2001             2000           1999
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations
     of the separate accounts statement:
       Transfers to separate accounts                           $ 1,281,237      $ 843,530      $ 486,282
       Transfers from separate accounts                            (456,777)      (325,645)      (175,822)
                                                             ----------------------------------------------
   Net transfers to separate accounts                               824,460        517,885        310,460

   Miscellaneous reconciling adjustments                               (838)        (2,560)        (1,153)
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations of
     the life, accident and health annual statement
                                                                $   823,622      $ 515,325      $ 309,307
                                                             ==============================================

At December 31, 2001, the Company had separate account annuities with guaranteed living benefits as follows:

                                                     Subjected Account     Amount of       Reinsurance
        Benefit and Type of Risk                           Value         Reserve Held     Reserve Credit
   --------------------------------------------------------------------------------------------------------
   Guaranteed minimum income benefit:
      Guaranteed premium                              $   1,262,820      $     3,436       $          -
      Accumulation fund                                       9,157              151                  -

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


8. Policy and Contract Attributes (continued)

                                                            Gross            Loading           Net
                                                          --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                  $  2,646          $   1,788        $     858
     Ordinary direct renewal business                       18,679              5,914           12,765
     Group life direct business                                245                116              129
                                                          --------------------------------------------
                                                            21,570              7,818           13,752
   Accident and health:
     Direct                                                    108                  -              108
                                                          --------------------------------------------
   Total accident and health                                   108                  -              108
                                                          --------------------------------------------
                                                          $ 21,678          $   7,818        $  13,860
                                                          ============================================

   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                  $  2,763          $   1,854        $     909
     Ordinary direct renewal business                       20,180              6,063           14,117
     Group life direct business                                319                152              167
     Reinsurance ceded                                      (1,088)                 -           (1,088)
                                                          --------------------------------------------
                                                            22,174              8,069           14,105
   Accident and health:
     Direct                                                    151                  -              151
     Reinsurance ceded                                         (21)                 -              (21)
                                                          --------------------------------------------
   Total accident and health                                   130                  -              130
                                                          --------------------------------------------
                                                          $ 22,304          $   8,069        $  14,235
                                                          ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $65,715 and $48,824, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $2,139 and $1,227 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


9.  Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $74,658.

The Company paid dividends to its parent of $3,000, $-0-, and $40,000 in 2001, 2000, and 1999, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with SFAS No. 87 as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $665, $457, and $408 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


10.  Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $314, $310, and $267 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $94, $41, and $28 for the years ended December 31, 2001, 2000, and 1999, respectively.

11.  Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $33,505, $21,115, and $19,983, respectively, for these services, which approximates their costs to the affiliates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)



11.  Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate of 1.76% at December 31, 2001. During 2001, 2000, and 1999, the Company paid net interest of $1,966, $1,234, and $1,994, respectively, to affiliates.

During 2001 and 2000, the Company received capital contributions of $280,000 and $100,000, respectively, in cash from its parent.

At December 31, 2001, the Company has net short-term notes receivable from an affiliate of $140,000 At December 31, 2000, the Company had net short-term notes payable of $6,200, which consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $209,491 and $199,491 at December 31, 2001 and 2000, respectively.

12.  Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $607,317 and $311,477 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


12.  Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $1,129,930 and $1,129,478, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $496,277 and $148,927, respectively.

The Company has contingent commitments for $180,025 at December 31, 2001 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,200 and $20,188 and an offsetting premium tax benefit of $7,316 and $7,429 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(1,943), $1,134, and $1,994 for the years ended December 31, 2001, 2000, and 1999, respectively.

                            Statutory-Basis Financial
                               Statement Schedules

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2001

SCHEDULE I

                                                                                                 Amount at
                                                                                                   Which
                                                                                               Shown in the
                                                                                 Market           Balance
                 Type of Investment                            Cost (1)           Value            Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                        $   135,982     $    137,221      $   135,982
   States, municipalities and political subdivisions          1,230,794        1,226,251        1,230,794
   Foreign governments                                          124,811          130,189          124,811
   Public utilities                                             922,762          930,026          922,762
   All other corporate bonds                                 10,476,984       10,513,296       10,476,984
Redeemable preferred stocks                                      51,786           49,549           51,786
                                                            ----------------------------------------------
Total fixed maturities                                       12,943,119       12,986,532       12,943,119

Equity securities
Common stocks:
   Public utilities                                                 541              590              590
   Banks, trust and insurance                                    47,605           47,987           47,987
   Industrial, miscellaneous and all other                       42,896           44,790           44,790
                                                            ----------------------------------------------
Total equity securities                                          91,042           93,367           93,367

Mortgage loans on real estate                                 2,063,388                -        2,063,388
Real estate                                                      22,456                -           22,456
Real estate held for the production of income                    30,034                -           30,034
Policy loans                                                     59,034                -           59,034
Other long-term investments                                     413,500                -          413,500
Cash and short-term investments                                 193,296                -          193,296
                                                            ----------------------------------------------
Total investments                                           $15,815,869     $          -      $15,818,194
                                                            ==============================================

 (1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                                                     Benefits,
                                                                                                                      Claims
                                        Future Policy                  Policy and                       Net         Losses and
                                        Benefits and     Unearned       Contract        Premium      Investment     Settlement
                                          Expenses       Premiums      Liabilities      Revenue        Income*       Expenses
                                       ----------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                         $  2,249,755    $       -        $13,452        $  553,951     $146,877      $  211,100
Individual health                            241,856       10,971         11,019            97,541       21,406          90,991
Group life and health                        125,564        7,387         17,292            53,778       12,054          61,171
Annuity                                    7,402,612            -              -         4,118,905      645,616       4,265,462
                                       ----------------------------------------------------------------------------------------
                                        $ 10,019,787    $  18,358        $41,763        $4,824,175     $825,953      $4,628,724
                                       ========================================================================================

Year ended December 31, 2000
Individual life                         $  2,107,973    $       -        $ 9,993        $  881,652     $132,477      $  649,924
Individual health                            179,488       10,825         11,585            88,222       14,132          71,399
Group life and health                        109,570        7,014         20,816            64,956       11,008          45,383
Annuity                                    4,577,664            -              -         3,223,121      369,696       3,203,819
                                       ----------------------------------------------------------------------------------------
                                        $  6,974,695    $  17,839        $42,394        $4,257,951     $527,313      $3,970,525
                                       ========================================================================================

Year ended December 31, 1999
Individual life                         $  1,550,188    $       -        $ 8,607        $  226,456     $104,029      $  274,730
Individual health                            133,214       10,311         10,452            77,985       10,036          58,649
Group life and health                        105,035        8,604         27,088            83,639       10,422          61,143
Annuity                                    4,036,751            -              -         1,413,049      313,062       1,303,537
                                       ----------------------------------------------------------------------------------------
                                        $  5,825,188    $  18,915        $46,147        $1,801,129     $437,549      $1,698,059
                                       ========================================================================================
                                            Other
                                          Operating      Premiums
                                          Expenses*       Written
                                       -------------------------------
Year ended December 31, 2001
Individual life                         $    658,786              -
Individual health                             40,757     $   97,144
Group life and health                         24,416         52,600
Annuity                                      503,481              -
                                       -------------
                                        $  1,227,440
                                       =============

Year ended December 31, 2000
Individual life                         $    476,394              -
Individual health                             39,427     $   88,000
Group life and health                         33,422         63,474
Annuity                                      247,718              -
                                       -------------
                                        $    796,961
                                       =============

Year ended December 31, 1999
Individual life                         $    141,030              -
Individual health                             35,329     $   77,716
Group life and health                         38,075         81,918
Annuity                                      328,821              -
                                       -------------
                                        $    543,255
                                       =============


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                                   Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                                                                   Percentage of
                                                                   Assumed From                       Amount
                                                 Ceded to Other       Other             Net           Assumed
                                 Gross Amount       Companies       Companies         Amount           to Net
                               ------------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force          $  12,213,483      $ 1,679,015     $   100,311      $10,634,779         0.9%
                               =============================================================================

Premiums:
   Individual life               $     547,754      $    (2,497)    $     3,700      $   553,951         0.7%
   Individual health                    98,925            2,167             783           97,541         0.8
   Group life and health               127,085           85,018          11,711           53,778        21.8
   Annuity                           4,081,845          207,940         245,000        4,118,905         5.9
                               -----------------------------------------------------------------------------
                                 $   4,855,609      $   292,628     $   261,194      $ 4,824,175         5.4%
                               =============================================================================

Year ended December 31, 2000
Life insurance in force          $   9,477,758      $ 1,088,937     $    70,808      $ 8,459,629         0.8%
                               =============================================================================

Premiums:
   Individual life               $     882,584      $     4,575     $     3,361      $   881,370         0.4%
   Individual health                    92,426            4,204               -           88,222           -
   Group life and health               173,505          108,550               -           64,955           -
   Annuity                           2,056,508            7,576       1,174,472        3,223,404        36.4
                               -----------------------------------------------------------------------------
                                 $   3,205,023      $   124,905     $ 1,177,833      $ 4,257,951        27.7%
                               =============================================================================

Year ended December 31, 1999
Life insurance in force          $   6,538,901      $  (500,192)    $   415,910      $ 7,455,003         6.4%
                               =============================================================================

Premiums:
   Individual life               $     227,363      $     3,967     $     2,723      $   226,119         1.2%
   Individual health                    83,489            5,504               -           77,985           -
   Group life and health               205,752          122,113               -           83,639           -
   Annuity                           1,426,112           12,726               -        1,413,386           -
                               -----------------------------------------------------------------------------
                                 $   1,942,716      $   144,310     $     2,723      $ 1,801,129         0.2%
                               =============================================================================

Financial Statements

Transamerica Life Insurance Company Retirement Builder
Variable Annuity Account - The One Income Annuity
Year Ended December 31, 2001

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                              Financial Statements

                          Year Ended December 31, 2001

                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................8
Statements of Changes in Net Assets...........................................11
Notes to Financial Statements.................................................15

                         Report of Independent Auditors

The Board of Directors and Contract Owners of The One Income Annuity,
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Retirement Builder Variable Annuity Account, formerly PFL Retirement Builder Variable Annuity (the Separate Account, comprised of the Bond, Government Bond, Balanced, Large Cap Growth, Equity Index, Diversified Equity, Mid Cap Growth, Diversified Mid Cap, and Mid Cap Value subaccounts), which are available for investment by contract owners of The One Income Annuity, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Retirement Builder Variable Annuity Account which are available for investment by contract owners of The One Income Annuity at December 31, 2001, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                                              Bond
                                                                                           Subaccount
                                                                                          ------------
Assets
Cash                                                                                      $         --
Investments in mutual funds, at current market value:
   One Group Investment Trust:
     Bond Portfolio                                                                          1,057,843
     Government Bond Portfolio                                                                      --
     Balanced Portfolio                                                                             --
     Large Cap Growth Portfolio                                                                     --
     Equity Index Portfolio                                                                         --
     Diversified Equity Portfolio                                                                   --
     Mid Cap Growth Portfolio                                                                       --
     Diversified Mid Cap Portfolio                                                                  --
     Mid Cap Value Portfolio                                                                        --
                                                                                          ------------
Total investments in mutual funds                                                            1,057,843
                                                                                          ------------
Total assets                                                                                 1,057,843

Liabilities
Contract terminations payable                                                                       12
                                                                                          ------------
                                                                                          $  1,057,831
                                                                                          ============

Net assets:
   Deferred annuity contracts terminable by owners                                        $  1,057,831
                                                                                          ------------
Total net assets                                                                          $  1,057,831
                                                                                          ============

M&E - 1.15%
Accumulation units outstanding - no guarantee contracts with balances greater
than $50,000                                                                                 1,000.000
                                                                                          ============
Accumulation unit value - no guarantee contracts with balances greater than $50,000       $   1.176676
                                                                                          ============

M&E - 1.35%
Accumulation units outstanding - no guarantee contracts with balances less than $50,000      1,000.000
                                                                                          ============
Accumulation unit value - no guarantee contracts with balances less than $50,000          $   1.170917
                                                                                          ============

M&E - 1.90%
Accumulation units outstanding - initial payment guarantee contracts with
   balances greater than $50,000 with 3.5% assumed investment return                       828,925.355
                                                                                          ============
Accumulation unit value - initial payment guarantee contracts with balances
   greater than $50,000 with 3.5% assumed investment return                               $   1.158159
                                                                                          ============

See accompanying notes.

Government                     Large Cap                      Diversified      Mid Cap
  Bond          Balanced         Growth      Equity Index       Equity          Growth
Subaccount     Subaccount      Subaccount     Subaccount      Subaccount      Subaccount
-----------------------------------------------------------------------------------------

$         --   $         --   $          3   $         --   $           --   $         --


          --             --             --             --               --             --
   1,048,409             --             --             --               --             --
          --        177,007             --             --               --             --
          --             --        586,533             --               --             --
          --             --             --        843,310               --             --
          --             --             --             --        1,297,405             --
          --             --             --             --               --        868,586
          --             --             --             --               --             --
          --             --             --             --               --             --
-----------------------------------------------------------------------------------------
   1,048,409        177,007        586,533        843,310        1,297,405        868,586
-----------------------------------------------------------------------------------------
   1,048,409        177,007        586,536        843,310        1,297,405        868,586


           9             --             --              5                3             19
-----------------------------------------------------------------------------------------
$  1,048,400   $    177,007   $    586,536   $    843,305   $    1,297,402   $    868,567
=========================================================================================


$  1,048,400   $    177,007   $    586,536   $    843,305   $    1,297,402   $    868,567
-----------------------------------------------------------------------------------------
$  1,048,400   $    177,007   $    586,536   $    843,305   $    1,297,402   $    868,567
=========================================================================================



   1,000.000      1,000.000       1,000.00      1,000.000        1,000.000      1,000.000
=========================================================================================
$   1.155415   $   0.980433   $   0.664247   $   0.827582   $     0.868510   $   1.041942
=========================================================================================


   1,000.000      1,000.000      1,000.000      1,000.000        1,000.000      1,000.000
=========================================================================================
$   1.149760   $   0.975640   $   0.660997   $   0.823529   $     0.864253   $   1.036855
=========================================================================================



 836,757.342    156,279.664    795,304.759    920,587.832    1,357,049.437    752,877.346
=========================================================================================

$   1.137232   $   0.965013   $   0.653780   $   0.814542   $     0.854829   $   1.025520
=========================================================================================

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                Statements of Assets and Liabilities (continued)

                                                                                       Bond
                                                                                    Subaccount
                                                                                    ----------
M&E - 2.10%
Accumulation units outstanding - initial payment guarantee contracts with
   balances less than $50,000 with 3.5% assumed investment return                    33,560.641
                                                                                    ===========
Accumulation unit value - initial payment guarantee contracts with balances less
   than $50,000 with 3.5% assumed investment return                                 $  1.153287
                                                                                    ===========

M&E - 2.50%
Accumulation units outstanding - initial payment guarantee contracts with
   balances greater than $50,000 with 5.0% assumed investment return                 53,414.943
                                                                                    ===========
Accumulation unit value - initial payment guarantee contracts with balances
   greater than $50,000 with 5.0% assumed investment return                         $  1.042946
                                                                                    ===========

M&E - 2.70%
Accumulation units outstanding - initial payment guarantee contracts with
   balances less than $50,000 with 5.0% assumed investment return                     1,000.000
                                                                                    ===========
Accumulation unit value - initial payment guarantee contracts with balances less
   than $50,000 with 5.0% assumed investment return                                 $  1.041587
                                                                                    ===========

See accompanying notes.

 Government                  Large Cap                   Diversified    Mid Cap
   Bond        Balanced       Growth      Equity Index     Equity       Growth
 Subaccount   Subaccount    Subaccount     Subaccount    Subaccount    Subaccount
----------------------------------------------------------------------------------


 33,900.805    10,847.211    42,948.994    49,657.414     69,738.602    40,813.128
==================================================================================

$  1.132461   $  0.960941   $  0.651027   $  0.811112    $  0.851240   $  1.021203
==================================================================================



 53,374.035    13,480.652    42,774.162    56,463.097     83,250.395    54,924.685
==================================================================================

$  1.032081   $  0.954099   $  0.852029   $  0.896564    $  0.905174   $  0.942711
==================================================================================



  1,000.000     1,000.000     1,000.000     1,000.000      1,000.000     1,000.000
==================================================================================

$  1.030741   $  0.952841   $  0.850914   $  0.895384    $  0.903982   $  0.941473
==================================================================================

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                Statements of Assets and Liabilities (continued)

                                                                          Diversified     Mid Cap
                                                                            Mid Cap        Value
                                                                          Subaccount     Subaccount
                                                                         ---------------------------
Assets
Cash                                                                     $         --   $         --
Investments in mutual funds, at current market value:
   One Group Investment Trust:
     Bond Portfolio                                                                --             --
     Government Bond Portfolio                                                     --             --
     Balanced Portfolio                                                            --             --
     Large Cap Growth Portfolio                                                    --             --
     Equity Index Portfolio                                                        --             --
     Diversified Equity Portfolio                                                  --             --
     Mid Cap Growth Portfolio                                                      --             --
     Diversified Mid Cap Portfolio                                            681,554             --
     Mid Cap Value Portfolio                                                       --        896,636
                                                                         ---------------------------
Total investments in mutual funds                                             681,554        896,636
                                                                         ---------------------------
Total assets                                                                  681,554        896,636

Liabilities
Contract terminations payable                                                      18             30
                                                                         ---------------------------
                                                                         $    681,536   $    896,606
                                                                         ===========================

Net assets:
   Deferred annuity contracts terminable by owners                       $    681,536   $    896,606
                                                                         ---------------------------
Total net assets                                                         $    681,536   $    896,606
                                                                         ===========================

M&E - 1.15%
Accumulation units outstanding - no guarantee contracts with balances
   greater than $50,000                                                     1,000.000      1,000.000
                                                                         ===========================
Accumulation unit value - no guarantee contracts with balances greater
   than $50,000                                                          $   1.202446   $   1.344419
                                                                         ===========================

M&E - 1.35%
Accumulation units outstanding - no guarantee contracts with balances
   less than $50,000                                                        1,000.000      1,000.000
                                                                         ===========================
Accumulation unit value - no guarantee contracts with balances less
   than $50,000                                                          $   1.196551   $   1.337830
                                                                         ===========================

M&E - 1.90%
Accumulation units outstanding - initial payment guarantee contracts with balances greater than $50,000 with 3.5% assumed investment
   return                                                                 506,899.938    603,213.037
                                                                         ===========================
Accumulation unit value - initial payment guarantee contracts with
   balances greater than $50,000 with 3.5% assumed investment return     $   1.183492   $   1.323231
                                                                         ===========================

See accompanying notes.

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                Statements of Assets and Liabilities (continued)

                                                                            Diversified     Mid Cap
                                                                              Mid Cap        Value
                                                                            Subaccount    Subaccount
                                                                            -------------------------
M&E - 2.10%
Accumulation units outstanding - initial payment guarantee contracts with balances less than $50,000 with 3.5% assumed investment
   return                                                                    29,857.717    33,444.779
                                                                            =========================
Accumulation unit value - initial payment guarantee contracts with
   balances less than $50,000 with 3.5% assumed investment return           $  1.178526   $  1.317669
                                                                            =========================

M&E - 2.50%
Accumulation units outstanding - initial payment guarantee contracts with balances greater than $50,000 with 5.0% assumed investment
   return                                                                    44,897.543    51,400.276
                                                                            =========================
Accumulation unit value - initial payment guarantee contracts with
   balances greater than $50,000 with 5.0% assumed investment return        $  0.959486   $  0.985988
                                                                            =========================

M&E - 2.70%
Accumulation units outstanding - initial payment guarantee contracts with balances less than $50,000 with 5.0% assumed investment
   return                                                                     1,000.000     1,000.000
                                                                            =========================
Accumulation unit value - initial payment guarantee contracts with
   balances less than $50,000 with 5.0% assumed investment return           $  0.958231   $  0.984698
                                                                            =========================

See accompanying notes.

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                            Statements of Operations

                          Year Ended December 31, 2001

                                                                                 Bond Subaccount
                                                                                 ---------------

Net investment income (loss)
Income:
   Dividends                                                                        $ 47,482
Expenses:
   Administrative, mortality and expense risk charges                                 11,897
                                                                                    --------
Net investment income (loss)                                                          35,585

Net realized and unrealized capital gains (losses) on investments
Net realized
capital gains (losses) on investments:
   Realized gain distributions                                                            --
   Proceeds from sales                                                               675,195
   Cost of investments sold                                                          646,040
                                                                                    --------
Net realized capital gains (losses) on investments                                    29,155

Net change in unrealized appreciation/depreciation of investments:
   Beginning of period                                                                11,632
   End of period                                                                     (21,719)
                                                                                    --------
Net change in unrealized appreciation/depreciation of investments                    (33,351)
                                                                                    --------
Net realized and unrealized capital gains (losses) on investments                     (4,196)
                                                                                    --------
Increase (decrease) in net assets from operations                                   $ 31,389
                                                                                    ========

See accompanying notes.

Government                 Large Cap                  Diversified     Mid Cap
  Bond        Balanced      Growth     Equity Index     Equity        Growth
Subaccount   Subaccount   Subaccount    Subaccount     Subaccount   Subaccount
------------------------------------------------------------------------------

$ 41,447      $  3,467    $      --      $  5,693     $    4,682     $     --

  11,847         2,313        7,218        10,661         16,386       10,659
-----------------------------------------------------------------------------
  29,600         1,154       (7,218)       (4,968)       (11,704)     (10,659)



      --           324       34,784            --             --       69,247
 667,756       121,504      391,486       579,144        901,371      586,327
 642,739       128,964      544,469       664,988      1,011,847      750,588
-----------------------------------------------------------------------------
  25,017        (7,136)    (118,199)      (85,844)      (110,476)     (95,014)


  11,088        (2,076)     (59,084)      (33,923)       (38,773)     (39,374)
 (23,951)         (515)       9,151        10,034         28,046       40,838
-----------------------------------------------------------------------------
 (35,039)        1,561       68,233        43,957         66,819       80,212
-----------------------------------------------------------------------------
 (10,022)       (5,575)     (49,966)      (41,887)       (43,657)     (14,802)
-----------------------------------------------------------------------------
$ 19,578      $ (4,421)   $ (57,184)     $(46,855)    $  (55,361)    $(25,461)
=============================================================================

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                      Statements of Operations (continued)

                                                                                 Diversified Mid   Mid Cap Value
                                                                                  Cap Subaccount     Subaccount
                                                                                 -------------------------------
Net investment income (loss)
Income:
   Dividends                                                                        $  1,294         $  4,757
Expenses:
   Administrative, mortality and expense risk charges                                  9,414           12,680
                                                                                    -------------------------
Net investment income (loss)                                                          (8,120)          (7,923)

Net realized and unrealized capital gains (losses) on investments
Net realized
capital gains (losses) on investments:
   Realized gain distributions                                                        58,149           40,218
   Proceeds from sales                                                               577,378          870,551
   Cost of investments sold                                                          647,935          826,330
                                                                                    -------------------------
Net realized capital gains (losses) on investments                                   (12,408)          84,439

Net change in unrealized appreciation/depreciation of investments:
     Beginning of period                                                               9,256           66,161
     End of period                                                                    17,676           18,482
                                                                                    -------------------------

Net change in unrealized appreciation/depreciation of investments                      8,420          (47,679)
                                                                                    -------------------------

Net realized and unrealized capital gains (losses) on investments                     (3,988)          36,760
                                                                                    -------------------------
Increase (decrease) in net assets from operations                                   $(12,108)        $ 28,837
                                                                                    =========================

See accompanying notes.

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2001 and 2000

                                                                       Government Bond
                                               Bond Subaccount            Subaccount
                                            ---------------------   ---------------------
                                               2001        2000        2001        2000
                                            ---------------------   ---------------------
Operations:
   Net investment income (loss)             $   35,585   $ 10,228   $   29,600   $ 10,376
   Net realized capital gains (losses) on
     investments                                29,155        674       25,017        691
   Net change in unrealized
     appreciation/depreciation of
     investments                               (33,351)    11,738      (35,039)    11,186
                                            ---------------------   ---------------------
Increase (decrease) in net assets from
   operations                                   31,389     22,640       19,578     22,253

Contract transactions:
   Net contract purchase payments              689,838    384,405      689,835    384,407
   Transfer payments from (to) other
     subaccounts or general account             12,143    (14,780)      14,877    (14,762)
   Contract terminations, withdrawals and
     other deductions                          (44,740)   (27,001)     (44,701)   (27,028)
                                            ---------------------   ---------------------
Increase in net assets from contract
   transactions                                657,241    342,624      660,011    342,617
                                            ---------------------   ---------------------
Net increase in net assets                     688,630    365,264      679,589    364,870

Net assets:
   Beginning of the period                     369,201      3,937      368,811      3,941
                                            ---------------------   ---------------------
   End of the period                        $1,057,831   $369,201   $1,048,400   $368,811
                                            =====================   =====================

See accompanying notes.

                          Large Cap Growth          Equity Index
Balanced Subaccount          Subaccount              Subaccount
-------------------    ---------------------------------------------
  2001        2000        2001        2000        2001        2000
-------------------    ---------------------    --------------------

$  1,154    $   713    $  (7,218)   $ (2,384)   $ (4,968)   $ (1,093)

  (7,136)      (644)    (118,199)     (6,838)    (85,844)     (5,662)

   1,561     (2,088)      68,233     (59,116)     43,957     (34,127)
-------------------    ---------------------    --------------------

  (4,421)    (2,019)     (57,184)    (68,338)    (46,855)    (40,882)

  97,590     81,420      303,019     330,301     450,902     440,975

  11,633      7,227      107,293       3,418      82,627       7,187

 (10,939)    (7,573)     (30,450)     (5,946)    (42,559)    (12,355)
-------------------    ---------------------    --------------------

  98,284     81,074      379,862     327,773     490,970     435,807
-------------------    ---------------------    --------------------
  93,863     79,055      322,678     259,435     444,115     394,925

  83,144      4,089      263,858       4,423     399,190       4,265
-------------------    ---------------------    --------------------
$177,007    $83,144    $ 586,536    $263,858    $843,305    $399,190
===================    =====================    ====================

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                 Statements of Changes in Net Assets (continued)

                                                                         Diversified Equity
                                                                              Subaccount
                                                                       ----------------------
                                                                          2001         2000
                                                                       ----------------------
Operations:
   Net investment income (loss)                                        $  (11,704)   $ (3,664)
   Net realized capital gains (losses) on investments                    (110,476)     (5,076)
   Net change in unrealized appreciation/depreciation of investments       66,819     (38,579)
                                                                       ----------------------
Increase (decrease) in net assets from operations                         (55,361)    (47,319)

Contract transactions:
   Net contract purchase payments                                         689,748     676,711
   Transfer payments from (to) other subaccounts or
     general account                                                      104,851       1,246
   Contract terminations, withdrawals and other deductions                (62,838)    (13,790)
                                                                       ----------------------
Increase in net assets from contract transactions                         731,761     664,167
                                                                       ----------------------
Net increase in net assets                                                676,400     616,848

Net assets:
   Beginning of the period                                                621,002       4,154
                                                                       ----------------------
   End of the period                                                   $1,297,402    $621,002
                                                                       ======================

See accompanying notes.

   Mid Cap Growth       Diversified Mid Cap        Mid Cap Value
    Subaccount              Subaccount              Subaccount
----------------------------------- --------------------------------
   2001        2000        2001        2000        2001        2000
----------------------------------- --------------------------------

$(10,659)   $ (3,472)   $ (8,120)   $ (2,274)   $ (7,923)   $ (1,276)
 (95,014)     (7,053)    (12,408)        555      84,439       6,393

  80,212     (39,374)      8,420       9,242     (47,679)     66,059
--------------------    --------------------    --------------------
 (25,461)    (49,899)    (12,108)      7,523      28,837      71,176

 417,488     454,125     299,182     386,805     417,490     454,125

 109,520      10,439      31,341       1,053     (34,619)      8,698
 (42,572)     (9,581)    (34,361)     (2,188)    (42,953)    (10,249)
--------------------    --------------------    --------------------
 484,436     454,983     296,162     385,670     339,918     452,574
--------------------    --------------------    --------------------
 458,975     405,084     284,054     393,193     368,755     523,750

 409,592       4,508     397,482       4,289     527,851       4,101
--------------------    --------------------    --------------------
$868,567    $409,592    $681,536    $397,482    $896,606    $527,851
====================    ====================    ====================

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                          Notes to Financial Statements

                                December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Retirement Builder Variable Annuity Account (Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of seventy-eight investment subaccounts, including nine in specified portfolios of the One Group Investment Trust (the Series Fund). Activity in these nine investment subaccounts is available to contract owners of The One Income Annuity. Activity in the remaining sixty-nine subaccounts (not included herein) is available to contract owners of the Retirement Income Builder Variable Annuity, Retirement Income Builder II Variable Annuity, Portfolio Select Variable Annuity, and PFL Immediate Income Builder, also issued by PFL Life.

Transamerica Life changed its name from PFL Life Insurance Company effective March 1, 2001. Effective May 1, 2001, PFL Retirement Builder Variable Annuity Account changed its name to Transamerica Life Retirement Builder Variable Annuity Account.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2001.

Realized capital gains and losses from sales of shares in the Series Fund are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                    Notes to Financial Statements (continued)

1. Organization and Summary of Significant Accounting Policies (continued)

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

2. Investments

A summary of the mutual fund investment at December 31, 2001 follows:

                                                 Net Asset
                                    Number of    Value Per     Market
                                   Shares Held     Share        Value        Cost
                                   -------------------------------------------------
One Group Investment Trust:
 Bond Portfolio                     97,948.349    $10.80     $1,057,843   $1,079,562

 Government Bond Portfolio          98,720.335     10.62      1,048,409    1,072,360
Balanced Portfolio                  12,224.229     14.48        177,007      177,522

Large Cap Growth Portfolio          42,719.124     13.73        586,533      577,382
Equity Index Portfolio              85,011.011      9.92        843,310      833,276

Diversified Equity Portfolio        87,132.617     14.89      1,297,405    1,269,359

Mid Cap Growth Portfolio            56,219.178     15.45        868,586      827,748
Diversified Mid Cap
  Portfolio                         47,036.195     14.49        681,554      663,878

Mid Cap Value Portfolio             70,712.616     12.68        896,636      878,154

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                    Notes to Financial Statements (continued)

2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                     Purchases           Sales
                                                     ---------------------------
One Group Investment Trust:
Bond Portfolio                                       $1,368,033         $675,195
Government Bond Portfolio                             1,357,377          667,756
Balanced Portfolio                                      221,267          121,504
Large Cap Growth Portfolio                              798,916          391,486
Equity Index Portfolio                                1,065,155          579,144
Diversified Equity Portfolio                          1,621,433          901,371
Mid Cap Growth Portfolio                              1,129,375          586,327
Diversified Mid Cap Portfolio                           923,585          577,378
Mid Cap Value Portfolio                               1,242,784          870,551

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                      Government                 Large Cap
                           Bond          Bond        Balanced      Growth     Equity Index
                        Subaccount    Subaccount    Subaccount   Subaccount    Subaccount
                        ------------------------------------------------------------------
Units outstanding at
  January 1, 2000           4,000         4,000        4,000         4,000         4,000
Units purchased           380,144       380,060       78,521       322,045       432,587
Units redeemed and
  transferred             (43,277)      (43,338)        (988)      (10,300)      (14,976)
                        ------------------------------------------------------------------
Units outstanding at
  December 31, 2000       340,867       340,722       81,533       315,745       421,611
Units purchased         1,099,154     1,106,187      200,922       891,238     1,108,058
Units redeemed and
  transferred            (521,120)     (519,877)     (98,847)     (322,955)     (499,961)
                        ------------------------------------------------------------------
Units outstanding at
  December 31, 2001       918,901       927,032      183,608       884,028     1,029,708
                        ==================================================================

             Transamerica Life Insurance Company Retirement Builder
               Variable Annuity Account - The One Income Annuity

                    Notes to Financial Statement (continued)

3.   Accumulation Units Outstanding (continued)

                       Diversified     Mid Cap    Diversified    Mid Cap
                         Equity        Growth       Mid Cap       Value
                        Subaccount   Subaccount    Subaccount   Subaccount
                       ---------------------------------------------------
Units outstanding at
  January 1, 2000           4,000        4,000        4,000         4,000
Units purchased           660,933      354,747      320,911       415,660
Units redeemed and
  transferred             (27,688)      (8,548)      (8,608)       (9,405)
                       ---------------------------------------------------
Units outstanding at
  December 31, 2000       637,245      350,199      316,303       410,255
Units purchased         1,645,964      895,558      641,903       818,841
Units redeemed and
  transferred            (770,171)    (394,142)    (373,551)     (538,038)
                       ---------------------------------------------------
Units outstanding at
  December 31, 2001     1,513,038      851,615      584,655       691,058
                       ===================================================

4.   Financial Highlights

The Mutual Fund Account offers an initial payment guarantee death benefit option. This guarantee death benefit option has differing fees that are charged against the contract owner's account balance as compared to contracts without the option. Also, a component of these fees is waived for contracts with total premium payments, net of partial withdrawals, in excess of $50,000. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                    Notes to Financial Statement (continued)

4.   Financial Highlights (continued)

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                At December 31, 2001                      Year Ended December 31, 2001
                      ---------------------------------------   --------------------------------------------------
                                    Unit Fair
                                      Value                     Investment   Expense Ratio**    Total Return***
                                     Lowest to         Net        Income         Lowest            Lowest
Subaccount              Units        Highest         Assets       Ratio*       to Highest         to Highest
------------------------------------------------------------------------------------------------------------------
Bond                    918,901   $1.04 to $1.18   $1,057,831      7.48%      1.15% to 2.70%     4.16% to 7.71%
Government Bond         927,032    1.03 to 1.16     1,048,400      6.56        1.15 to 2.70       3.07 to 5.83
Balanced                183,608    0.95 to 0.98       177,007      2.85        1.15 to 2.70     (5.57) to (4.59)
Large Cap Growth        884,028    0.65 to 0.85       586,536      0.00        1.15 to 2.70    (21.93) to (14.80)
Equity Index          1,029,708    0.81 to 0.90       843,305      1.01        1.15 to 2.70    (14.15) to (10.34)
Diversified Equity    1,513,038    0.85 to 0.91     1,297,402      0.54        1.15 to 2.70     (12.47) to (9.48)
Mid Cap Growth          851,615    0.94 to 1.04       868,567      0.00        1.15 to 2.70     (12.50) to (5.73)
Diversified Mid Cap     584,655    0.96 to 1.20       681,536      0.26        1.15 to 2.70     (6.02) to (4.05)
Mid Cap Value           691,058    0.98 to 1.34       896,606      0.71        1.15 to 2.70      (1.53) to 3.60

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5.   Administrative, Mortality, and Expense Risk Charges

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. For contracts with a balance of less than $50,000, this charge is equal to an effective annual rate of 1.20% of the value of the contract owners' individual account, otherwise this charge is equal to an effective annual rate of 1.00% of the value of the contract owners' individual account. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses.

             Transamerica Life Insurance Company Retirement Builder
                Variable Annuity Account - The One Income Annuity

                    Notes to Financial Statement (continued)

5.   Administrative, Mortality, and Expense Risk Charges (continued)

Transamerica Life deducts an additional charge equivalent to an annual rate of ..75% for those contractholders selecting the initial payment guarantee option with a 3.5% assumed investment return. This additional charge is equivalent to an annual rate of 1.35% for contractholders selecting the initial payment guarantee with a 5.0% assumed investment return.

6.   Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

PART C       OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:

             (1)  (a)      Resolution of the Board of Directors of PFL Life
                           Insurance Company authorizing establishment of the Separate Account. Note 1

             (2)           Not Applicable.

             (3)  (a)      Principal Underwriting Agreement by and between PFL
                           Life Insurance Company, on its own behalf and on behalf of the Separate Account, and AFSG Securities
                           Corporation. Note 3


                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 3

             (4)  (a)      Form of the Contract for The One Income Annuity. Note
                           9

                  (b)      Form of the Contract for The One Income Annuity.
                           Note 10

             (5)  (a)      Form of Application for The One Income Annuity. Note
                           6

             (6)  (a)      Articles of Incorporation of PFL Life Insurance
                           Company. Note 1

                  (b)      ByLaws of PFL Life Insurance Company.   Note 1

             (7)           Not Applicable.

             (8)  (a)      Participation Agreement by and among One Group
                           Investment Trust, Nationwide Advisory Services,
                           Nationwide Investors Services and PFL Life Insurance
                           Company. Note 8

             (8)  (a) (1)  Amendment to Fund Participation Agreement by and
                           among One Group Investment Trust, Bank One Investment Advisors Corporation, One Group Administrative Services, Inc., and PFL Live Insurance Company. Note 9

             (9)           Opinion and Consent of Counsel. Note 6

             (10) (a)      Consent of Independent Auditors.  Note 11



             (10) (b)      Opinion and Consent of Actuary.  Note 10

             (11)          Not applicable.

             (12)          Not applicable.

             (13)          Performance Data Calculations.  Note 9

             (14)          Powers of Attorney. (P.S. Baird, C.D. Vermie, W.L.
                           Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 8. Bart Herbert, Jr. Note 10.

Note 1. Incorporated herein by reference to the Initial filing of Registrants Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

Note 2. Incorporated herein by reference to the Registrants filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 3. Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

Note 4. Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

Note 5. Incorporated herein by reference to the Registrant's filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 11, 1998.

Note 6. Filed with the Initial Form N-4 Registration Statement (File 333-78743) on May 19, 1999.

Note 7. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File 333-78743) on July 26, 1999.

Note 8. Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File 333-78743) on November 16, 1999.

Note 9. Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-78743) on April 28, 2000.





Note 10. Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-78743) on April 30, 2001.

Note 11.     Filed herewith.

Item 25. Directors and Officers of the Depositor Transamerica Life Insurance Company


  Name and Business Address       Principal Positions and Offices with Depositor
  -------------------------       ----------------------------------------------

  Larry N. Norman                 Director and President
  4333 Edgewood Road, N.E.
  Cedar Rapids, Iowa 52499-0001

  Patrick S. Baird                Director, Senior Vice President and Chief
  4333 Edgewood Road, N.E.        Officer Operating
  Cedar Rapids, Iowa 52499-0001

  Craig D. Vermie                 Director, Vice President, Secretary
  4333 Edgewood Road, N.E.        and General Counsel
  Cedar Rapids, Iowa 52499-0001

  Douglas C. Kolsrud              Director, Senior Vice President,
  4333 Edgewood Road, N.E.        Chief Investment Officer and Corporate
  Cedar Rapids, Iowa 52499-0001   Actuary




  Robert J. Kontz                 Vice President and Corporate Controller
  4333 Edgewood Road, N.E.
  Cedar Rapids, Iowa 52499-0001

  Brenda K. Clancy                Director, Vice President, Treasurer and Chief
  4333 Edgewood Road, N.E.        Financial Officer
  Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

     Item 27. Number of Contract Owners

            As of December 31, 2001, there were  79 Contract owners.

                                                ----

     Item 28. Indemnification

     The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

     Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 29. Principal Underwriters

                  AFSG Securities Corporation
                  4333 Edgewood Road, N.E.
                  Cedar Rapids, Iowa 52499-0001

     The directors and officers of AFSG Securities Corporation are as follows:

     Larry N. Norman                    Ann M. Spaes
     Director and President             Director and Vice President

     Frank A. Camp                      Teresa L. Stolba
     Secretary                          Assistant Compliance Officer

     Lisa Wachendorf                    Linda Gilmer
     Director, Vice President and       Treasurer/Controller
     Chief Compliance Officer
                                        Priscilla Hechler
     Thomas R. Moriarty                 Assistant Vice President and Assistant Secretary
     Vice President

     Emily Bates
     Assistant Treasurer

     Clifton Flenniken                  Darin D. Smith
     Assistant Treasurer                Vice President and Assistant Secretary

     The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

     Commissions and Other Compensation Received by Principal Underwriter.
     ---------------------------------------------------------------------

     AFSG Securities Corporation, the broker/dealer, received $279,379.53, $233,386.47 and $0 from the Registrant for the years ending December 31, 2001, December 31, 2000, and December 31, 1999, respectively for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.






     AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

     AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

     AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

     AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

     AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

     AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.


     Item 30. Location of Accounts and Records

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.


     Item 31. Management Services.

     All management Contracts are discussed in Part A or Part B.

     Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

     (d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26 day of April, 2002.


                                    RETIREMENT BUILDER VARIABLE
                                    ANNUITY ACCOUNT

                                    TRANSAMERICA LIFE INSURANCE
                                    COMPANY
                                    Depositor

                                    ___________________________________*
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                    Title                           Date
----------                    -----                           -----

                    *         Director                       _____, 2002
---------------------
Patrick S. Baird

/s/ Craig D. Vermie           Director                    April 26, 2002
---------------------
Craig D. Vermie

                    *         Director                       _____, 2002
---------------------         (Principal Executive Officer)
Larry N. Norman

                    *         Director                       _____, 2002
---------------------
Douglas C. Kolsrud

                    *         Vice President and             _____, 2002
---------------------         Corporate Controller
Robert J. Kontz

                    *         Director, Vice President,      _____, 2002
---------------------         Treasurer, and Chief
Brenda K. Clancy              Financial Officer



*Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                       333-78743



                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                _______________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                             THE ONE INCOME ANNUITY

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.     Description of Exhibit                                     Page No.*
--------------  ----------------------                                     --------
(10)(a)         Consent of Independent Auditors


________________
*Page numbers included only in manually executed original.